Schedule of Investments (unaudited)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.45%, 04/30/30	$425	$388,152
4.20%, 06/01/30	450	437,165
4.75%, 03/30/30	485	479,063
		1,304,380
Aerospace & Defense — 1.6%
Boeing Co.(The)
2.70%, 02/01/27	760	753,926
2.95%, 02/01/30	580	542,220
3.20%, 03/01/29	795	764,277
3.25%, 02/01/28	855	837,847
3.63%, 02/01/31	1,065	1,004,886
5.04%, 05/01/27	1,610	1,614,299
5.15%, 05/01/30	3,438	3,455,761
6.26%, 05/01/27	635	642,271
6.30%, 05/01/29	1,150	1,191,269
6.39%, 05/01/31	700	736,229
General Dynamics Corp.
2.13%, 08/15/26	495	494,542
2.25%, 06/01/31(a)	10	8,910
2.63%, 11/15/27	165	161,495
3.50%, 04/01/27	685	681,382
3.63%, 04/01/30	850	816,893
3.75%, 05/15/28(a)	882	872,511
General Electric Co., 4.30%, 07/29/30	740	727,220
HEICO Corp.
4.95%, 08/01/31	375	373,595
5.25%, 08/01/28	515	520,291
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	1,125	1,112,136
4.00%, 03/16/29(b)	935	917,967
4.30%, 03/16/31(b)	1,910	1,858,872
Howmet Aerospace, Inc., 3.00%, 01/15/29	600	576,234
L3Harris Technologies, Inc.
1.80%, 01/15/31	355	311,004
3.85%, 12/15/26	410	408,516
4.40%, 06/15/28	1,572	1,564,006
5.05%, 06/01/29	745	750,618
5.25%, 06/01/31(a)	505	509,541
5.40%, 01/15/27	1,020	1,023,068
Lockheed Martin Corp.
4.15%, 08/15/28	385	382,508
4.40%, 08/15/30	565	558,892
4.45%, 05/15/28	450	449,849
4.50%, 02/15/29	550	548,462
5.10%, 11/15/27	510	515,085
Northrop Grumman Corp.
3.20%, 02/01/27(a)	673	669,987
3.25%, 01/15/28	1,500	1,472,864
4.40%, 05/01/30	553	544,901
4.60%, 02/01/29	427	426,348
4.65%, 07/15/30	365	362,253
RTX Corp.
2.25%, 07/01/30	805	731,974
2.65%, 11/01/26(a)	565	562,224
3.13%, 05/04/27	849	840,078
3.50%, 03/15/27	880	875,823
4.13%, 11/16/28	2,385	2,359,467
5.75%, 11/08/26	755	757,097
Security	Par (000)	Value
Aerospace & Defense (continued)
5.75%, 01/15/29	$460	$471,498
6.00%, 03/15/31	765	799,025
		38,560,121
Agriculture — 1.4%
Altria Group, Inc.
2.63%, 09/16/26	464	463,136
3.40%, 05/06/30	550	520,800
4.50%, 08/06/30	330	324,600
4.80%, 02/14/29	1,520	1,520,175
4.88%, 02/04/28(a)	200	200,711
6.20%, 11/01/28	460	474,232
Archer-Daniels-Midland Co.
2.50%, 08/11/26	880	879,618
3.25%, 03/27/30	810	767,612
BAT Capital Corp.
2.26%, 03/25/28	1,385	1,332,376
2.73%, 03/25/31	905	819,569
3.22%, 09/06/26	863	862,010
3.46%, 09/06/29	395	379,742
3.56%, 08/15/27	1,657	1,640,721
4.70%, 04/02/27	926	927,496
4.91%, 04/02/30	830	828,278
5.83%, 02/20/31	705	727,335
6.34%, 08/02/30	820	859,170
BAT International Finance PLC
4.45%, 03/16/28	780	777,401
5.93%, 02/02/29	840	862,146
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	745	673,905
3.20%, 04/21/31	400	369,895
3.25%, 08/15/26	655	654,680
3.75%, 09/25/27	320	317,136
4.20%, 09/17/29	730	717,173
4.55%, 08/04/30	575	566,634
Philip Morris International, Inc.
1.75%, 11/01/30	605	532,742
2.10%, 05/01/30	630	570,868
3.13%, 08/17/27(a)	415	410,132
3.13%, 03/02/28(a)	340	332,409
3.38%, 08/15/29	626	602,063
3.88%, 10/27/28	390	383,754
4.00%, 10/29/30	635	613,462
4.13%, 04/28/28	580	575,545
4.13%, 04/27/29	265	261,115
4.38%, 11/01/27	595	594,004
4.38%, 04/30/30	605	594,333
4.63%, 11/01/29	670	667,256
4.75%, 02/12/27(a)	690	691,806
4.88%, 02/15/28	1,175	1,180,173
4.88%, 02/13/29	890	893,504
5.13%, 11/17/27	1,255	1,264,397
5.13%, 02/15/30	1,655	1,666,023
5.13%, 02/13/31	535	539,364
5.25%, 09/07/28	590	596,876
5.50%, 09/07/30	600	613,067
5.63%, 11/17/29	1,030	1,054,920
		33,104,364
Airlines — 0.2%
Delta Air Lines, Inc.
3.75%, 10/28/29	460	442,230

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
4.38%, 04/19/28	$270	$268,151
4.95%, 07/10/28	880	881,699
5.25%, 07/10/30	798	801,848
Southwest Airlines Co.
2.63%, 02/10/30	384	352,732
4.38%, 11/15/28	670	662,493
5.13%, 06/15/27	1,295	1,299,385
		4,708,538
Apparel — 0.2%
NIKE, Inc.
2.38%, 11/01/26	795	791,053
2.75%, 03/27/27(a)	797	789,522
2.85%, 03/27/30	1,150	1,078,682
Ralph Lauren Corp., 2.95%, 06/15/30	565	526,237
Tapestry, Inc., 5.10%, 03/11/30	500	500,182
		3,685,676
Auto Manufacturers — 4.2%
American Honda Finance Corp.
1.30%, 09/09/26	497	495,401
1.80%, 01/13/31	715	620,304
2.00%, 03/24/28	615	588,543
2.25%, 01/12/29(a)	570	536,344
2.30%, 09/09/26(a)	455	454,156
2.35%, 01/08/27	365	361,982
3.50%, 02/15/28	330	324,131
4.15%, 01/08/29	470	462,754
4.25%, 09/01/28	570	564,904
4.40%, 10/05/26	575	575,022
4.40%, 09/05/29	630	621,107
4.45%, 10/22/27(a)	595	593,938
4.45%, 01/08/31	400	388,713
4.50%, 09/04/30	605	591,266
4.55%, 07/09/27	240	240,119
4.55%, 03/03/28	475	473,774
4.60%, 04/17/30	560	550,604
4.70%, 01/12/28(a)	435	435,657
4.80%, 03/05/30	350	346,819
4.90%, 03/12/27(a)	565	566,053
4.90%, 07/09/27	605	607,172
4.90%, 03/13/29(a)	565	565,941
5.05%, 07/10/31(a)	530	525,917
5.13%, 07/07/28(a)	710	714,952
5.65%, 11/15/28	645	657,437
5.85%, 10/04/30(a)	180	184,962
Series A, 4.55%, 04/10/28	165	164,547
Series A, 4.80%, 07/06/29	245	244,187
Series A, 4.90%, 04/10/31	500	492,705
Series A, 5.05%, 07/08/31	495	490,729
Cummins, Inc.
1.50%, 09/01/30	650	572,067
4.70%, 02/15/31(a)	455	452,390
4.90%, 02/20/29(a)	505	508,662
Ford Motor Co.
4.35%, 12/08/26	1,080	1,077,856
7.45%, 07/16/31	270	289,849
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,065	1,064,601
2.90%, 02/16/28(a)	582	563,159
2.90%, 02/10/29	637	598,297
3.63%, 06/17/31	1,200	1,088,823
Security	Par (000)	Value
Auto Manufacturers (continued)
3.82%, 11/02/27	$577	$568,348
4.00%, 11/13/30	1,295	1,209,191
4.13%, 08/17/27	960	953,883
4.27%, 01/09/27	825	823,115
4.95%, 05/28/27	1,150	1,150,517
4.97%, 04/06/29	455	449,461
5.11%, 05/03/29	1,250	1,237,493
5.13%, 11/05/26	805	805,778
5.30%, 09/06/29	800	794,578
5.42%, 04/09/31	1,120	1,100,758
5.73%, 09/05/30	975	974,325
5.80%, 03/05/27	1,165	1,170,975
5.80%, 03/08/29	1,310	1,318,466
5.85%, 05/17/27	2,035	2,048,376
5.88%, 11/07/29	1,095	1,103,896
5.92%, 03/20/28	785	793,888
6.05%, 03/05/31	640	645,157
6.80%, 05/12/28	1,140	1,169,170
6.80%, 11/07/28	1,220	1,256,122
7.20%, 06/10/30	660	690,605
7.35%, 11/04/27	1,150	1,180,332
7.35%, 03/06/30	905	950,805
General Motors Co.
4.20%, 10/01/27	430	427,781
5.00%, 10/01/28	570	571,661
5.35%, 04/15/28(a)	580	585,019
5.40%, 10/15/29(a)	890	901,305
5.63%, 04/15/30	570	580,364
6.80%, 10/01/27	855	873,015
General Motors Financial Co., Inc.
2.35%, 02/26/27	810	800,725
2.35%, 01/08/31	710	631,030
2.40%, 04/10/28	795	764,853
2.40%, 10/15/28	800	759,645
2.70%, 08/20/27	715	701,134
2.70%, 06/10/31	725	646,707
3.60%, 06/21/30	865	819,479
4.20%, 10/27/28(a)	605	597,505
4.30%, 04/06/29	855	841,082
4.35%, 01/17/27(a)	972	971,412
4.60%, 01/08/31	790	772,354
4.75%, 04/06/29	510	507,865
4.90%, 10/06/29	725	724,000
5.00%, 04/09/27	1,040	1,043,478
5.00%, 07/15/27	480	482,100
5.05%, 04/04/28	980	984,466
5.35%, 07/15/27	710	715,326
5.35%, 01/07/30(a)	900	908,111
5.40%, 05/08/27(a)	740	744,513
5.45%, 07/15/30	755	764,477
5.55%, 07/15/29	950	965,182
5.60%, 06/18/31	795	806,722
5.65%, 01/17/29(a)	405	411,288
5.75%, 02/08/31	790	806,280
5.80%, 06/23/28	1,075	1,093,621
5.80%, 01/07/29	1,130	1,152,750
5.85%, 04/06/30	725	743,451
6.00%, 01/09/28	815	828,239
Honda Motor Co. Ltd.
2.53%, 03/10/27	795	785,957
4.44%, 07/08/28	710	705,846

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.69%, 07/08/30	$965	$951,270
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,150	1,304,675
PACCAR Financial Corp.
4.45%, 08/06/27	550	551,037
4.55%, 03/03/28	500	500,746
4.60%, 01/31/29	475	475,867
5.00%, 05/13/27	480	482,451
5.20%, 11/09/26	185	185,554
Toyota Motor Corp.
2.76%, 07/02/29(a)	415	395,655
3.67%, 07/20/28(a)	405	399,406
4.19%, 06/30/27(a)	375	374,589
4.45%, 06/30/30	430	424,734
5.12%, 07/13/28(a)	490	495,950
Toyota Motor Credit Corp.
1.15%, 08/13/27	330	319,826
1.65%, 01/10/31	520	453,980
1.90%, 01/13/27	548	542,319
1.90%, 04/06/28	490	469,930
2.15%, 02/13/30	713	651,711
3.05%, 03/22/27(a)	1,175	1,165,960
3.05%, 01/11/28	315	309,087
3.20%, 01/11/27(a)	639	635,997
3.38%, 04/01/30	710	675,028
3.65%, 01/08/29	470	460,398
4.05%, 09/05/28	630	623,867
4.35%, 10/08/27(a)	940	939,839
4.45%, 06/29/29	610	606,628
4.50%, 05/14/27(a)	860	861,370
4.55%, 08/07/26	615	614,998
4.55%, 09/20/27	705	706,431
4.55%, 08/09/29	840	836,823
4.55%, 05/17/30	580	574,113
4.60%, 01/08/27(a)	390	390,648
4.63%, 01/12/28	775	777,619
4.65%, 01/05/29	655	656,121
4.80%, 05/15/30	475	474,297
4.95%, 01/09/30	575	577,437
5.00%, 08/14/26	550	550,072
5.05%, 05/16/29	795	803,076
5.10%, 03/21/31	650	654,421
5.25%, 09/11/28	580	588,089
5.40%, 11/20/26	795	797,794
5.45%, 11/10/27	500	506,386
5.55%, 11/20/30	900	923,919
Series B, 3.75%, 01/12/28	475	470,497
Series B, 4.05%, 03/13/29	705	695,038
Series B, 4.20%, 01/10/31	600	583,920
Series B, 4.25%, 05/12/28(a)	635	632,941
Series B, 4.50%, 07/09/29(a)	425	422,570
Series B, 4.55%, 05/14/31	635	623,989
Series B, 5.00%, 03/19/27	780	783,512
		100,372,411
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.
2.65%, 07/01/27(a)	840	826,551
4.95%, 08/15/29	505	506,481
Lear Corp., 3.80%, 09/15/27	390	386,127
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International, Inc., 2.45%, 06/15/30	$625	$569,370
		2,288,529
Banks — 30.2%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	440	437,709
4.42%, 12/16/26	420	420,449
4.62%, 12/16/29	700	700,594
4.75%, 01/18/27(a)	835	836,630
4.90%, 07/16/27	490	492,494
Series A, 3.92%, 12/08/28	455	448,990
Series A, 4.36%, 06/18/28	280	279,165
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	1,250	1,228,518
4.97%, 05/08/31	820	810,331
5.38%, 03/13/29	772	782,408
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	240	243,842
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.90%)(c)	1,265	1,260,985
2.75%, 12/03/30	1,150	1,035,374
2.96%, 03/25/31	440	399,291
3.31%, 06/27/29	935	897,442
3.49%, 05/28/30	645	609,781
3.80%, 02/23/28	932	918,539
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)(c)	1,270	1,265,818
4.25%, 04/11/27	897	896,070
4.38%, 04/12/28	1,102	1,094,845
4.55%, 11/06/30	930	908,834
4.60%, 04/15/29	655	649,458
4.87%, 04/15/31	1,000	984,036
5.29%, 08/18/27	1,410	1,419,662
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	1,100	1,107,178
5.44%, 07/15/31(a)	1,025	1,037,112
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)(c)	1,030	1,044,351
5.55%, 03/14/28, (1-year CMT + 1.25%)(c)	510	512,666
5.57%, 01/17/30	830	843,249
5.59%, 08/08/28	1,210	1,228,536
6.53%, 11/07/27, (1-year CMT + 1.65%)(c)	855	859,206
6.61%, 11/07/28	995	1,034,333
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	2,155	1,911,116
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	2,485	2,366,569
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	2,725	2,501,947
2.55%, 02/04/28, (1-day SOFR + 1.05%)(c)	1,830	1,812,083
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	2,355	2,159,209
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	1,595	1,497,046
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	2,089	1,989,566
3.25%, 10/21/27	10	9,872
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	4,630	4,551,337
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(c)	1,532	1,517,291
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(c)	1,490	1,480,799
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.84%)(c)	1,830	1,825,084
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	2,075	2,050,287

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	$2,400	$2,346,574
4.25%, 10/22/26	1,535	1,534,599
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	2,440	2,416,858
4.38%, 04/27/28, (1-day SOFR + 1.58%)(c)	1,645	1,642,247
4.48%, 04/23/30, (1-day SOFR + 0.87%)(c)	2,480	2,452,154
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	1,875	1,870,632
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	2,253	2,258,969
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	2,060	2,067,901
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	1,125	1,130,150
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	2,800	2,821,479
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	2,270	2,315,980
5.93%, 09/15/27, (1-day SOFR + 1.34%)(c)	1,190	1,191,749
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	1,570	1,600,287
Series L, 4.18%, 11/25/27	1,732	1,723,465
Bank of Montreal
1.25%, 09/15/26(a)	1,017	1,013,559
2.65%, 03/08/27(a)	915	906,154
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	900	894,315
4.55%, 06/02/29, (1-day SOFR + 0.63%)(a)(c)	1,010	1,005,672
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	693	687,852
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	650	653,348
5.20%, 02/01/28	880	887,587
5.27%, 12/11/26	795	797,878
5.37%, 06/04/27	547	551,279
5.51%, 06/04/31	560	571,681
5.72%, 09/25/28	770	786,218
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.88%)(c)	840	839,945
Series H, 4.70%, 09/14/27	710	711,763
Series J, 4.10%, 12/15/27, (1-day SOFR + 0.53%)(c)	10	9,986
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(c)	575	568,026
Bank of New York Mellon(The)
1.05%, 10/15/26(a)	265	263,492
2.05%, 01/26/27(a)	485	480,094
2.45%, 08/17/26	620	619,653
3.25%, 05/16/27(a)	430	426,847
Bank of New York Mellon (The)
1.65%, 07/14/28	360	341,854
1.65%, 01/28/31(a)	445	390,925
1.80%, 07/28/31	300	259,432
3.00%, 10/30/28	380	366,529
3.30%, 08/23/29	540	517,272
3.40%, 01/29/28	712	701,667
3.85%, 04/28/28(a)	615	609,706
Bank of Nova Scotia(The)
1.30%, 09/15/26(a)	825	822,383
1.95%, 02/02/27	650	642,636
2.70%, 08/03/26	940	940,000
2.95%, 03/11/27(a)	590	585,341
5.35%, 12/07/26(a)	1,100	1,104,226
5.40%, 06/04/27	490	494,127
Bank of Nova Scotia (The)
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	595	591,192
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)(c)	720	708,760
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	1,040	1,037,355
Security	Par (000)	Value
Banks (continued)
4.58%, 06/05/29, (1-day SOFR + 0.66%)(c)	$660	$657,158
4.85%, 02/01/30	1,085	1,083,769
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	895	897,311
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	785	786,792
5.25%, 06/12/28	535	541,820
5.45%, 08/01/29	795	811,538
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.05%)(c)	1,405	1,395,271
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	600	546,406
4.22%, 05/24/30, (1-day SOFR + 0.93%)(c)	890	869,867
4.34%, 01/10/28(a)	1,230	1,224,224
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	835	826,015
4.84%, 05/09/28	1,776	1,772,625
4.84%, 09/10/28, (1-day SOFR + 1.34%)(c)	930	930,463
4.91%, 06/26/30, (1-day SOFR + 0.91%)(c)	1,005	999,377
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	1,190	1,183,779
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	1,440	1,441,401
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	1,040	1,042,853
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	1,045	1,050,495
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	1,660	1,672,067
5.67%, 03/12/28, (1-day SOFR + 1.49%)(c)	805	809,652
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	1,675	1,701,430
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	1,045	1,076,864
6.50%, 09/13/27, (1-day SOFR + 1.88%)(c)	1,160	1,162,435
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	1,140	1,175,363
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	470	457,941
BPCE SA, 3.38%, 12/02/26	250	249,300
Canadian Imperial Bank of Commerce/New York
3.45%, 04/07/27(a)	1,120	1,113,627
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(c)	415	413,211
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	750	738,994
4.51%, 09/11/27, (1-day SOFR + 0.93%)(c)	940	939,823
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	865	856,885
4.72%, 06/16/29, (1-day SOFR + 0.67%)(a)(c)	590	589,339
4.86%, 01/13/28, (1-day SOFR + 0.72%)(c)	1,085	1,086,568
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	630	630,919
5.00%, 04/28/28	1,160	1,167,305
5.24%, 06/28/27	1,115	1,123,627
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	705	709,610
5.26%, 04/08/29	890	899,997
5.93%, 10/02/26	210	210,603
5.99%, 10/03/28	565	579,457
Capital One N.A.
2.70%, 02/06/30	445	412,961
4.65%, 09/13/28(a)	605	605,238
Citibank N.A.
4.55%, 06/18/29, (1-day SOFR + 0.60%)(c)	2,310	2,301,548
4.58%, 05/29/27	1,880	1,885,408
4.84%, 08/06/29	1,185	1,188,610
4.88%, 11/19/27, (1-day SOFR + 0.71%)(a)(c)	1,505	1,507,314
4.91%, 05/29/30	1,905	1,906,702
5.49%, 12/04/26(a)	1,735	1,740,834
5.80%, 09/29/28	1,895	1,942,866
Citigroup, Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	2,340	2,135,619
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	1,820	1,679,721
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	1,780	1,671,900
3.07%, 02/24/28, (1-day SOFR + 1.28%)(c)	1,895	1,879,386

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.20%, 10/21/26	$2,405	$2,400,661
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	1,835	1,809,424
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(c)	1,960	1,941,192
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.82%)(c)	2,120	2,113,724
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	1,915	1,870,377
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(c)	1,365	1,349,995
4.13%, 07/25/28	1,715	1,693,378
4.30%, 11/20/26	925	924,799
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	3,090	3,021,772
4.45%, 09/29/27	2,994	2,985,795
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	2,410	2,381,314
4.64%, 05/07/28, (1-day SOFR + 1.14%)(c)	1,940	1,940,006
4.66%, 05/24/28, (1-day SOFR + 1.89%)(c)	1,220	1,219,898
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	1,750	1,749,354
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	1,490	1,481,988
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	2,460	2,473,787
Citizens Bank N.A.
4.19%, 01/29/29, (1-day SOFR + 0.70%)(c)	270	267,567
4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	585	584,190
Citizens Financial Group, Inc.
3.25%, 04/30/30	610	572,953
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	575	576,479
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	910	928,149
Commonwealth Bank of Australia, 4.15%, 10/01/30	750	734,226
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	440	439,649
4.58%, 11/27/26	575	575,483
Series C, 4.36%, 03/27/29	535	531,751
Cooperatieve Rabobank UA/New York
3.96%, 10/17/28	385	380,548
4.16%, 01/14/31	310	302,211
4.32%, 04/01/29	680	675,903
4.33%, 08/28/26	415	415,070
4.35%, 06/09/28	275	274,196
4.49%, 10/17/29	845	840,894
4.80%, 01/09/29	390	391,984
4.88%, 01/21/28	250	251,419
5.50%, 10/05/26	445	446,033
Cooperative Rebobank UA/New York
4.37%, 05/27/27	260	260,086
5.04%, 03/05/27	402	403,828
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.22%)(c)	1,325	1,315,909
2.55%, 01/07/28, (1-day SOFR + 1.32%)(c)	970	961,287
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	940	936,167
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	1,075	1,074,759
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	1,030	1,037,095
5.41%, 05/10/29	795	808,117
5.71%, 02/08/28, (1-day SOFR + 1.59%)(c)	702	705,753
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	1,160	1,190,450
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	1,170	1,217,191
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(c)	860	853,712
2.55%, 05/05/27	455	449,124
3.95%, 03/14/28	488	482,724
Security	Par (000)	Value
Banks (continued)
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	$775	$770,366
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	500	498,276
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)(c)	735	752,084
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	900	925,622
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	725	738,650
Fifth Third Bank N.A.
2.25%, 02/01/27	332	328,855
4.97%, 01/28/28, (1-day SOFR + 0.81%)(c)	465	465,863
First Citizens BancShares, Inc., 5.23%, 03/12/31, (1-day SOFR + 1.41%)(c)	350	345,849
First-Citizens Bank & Trust Co., 5.10%, 07/13/29, (1-day SOFR + 1.15%)(c)	575	573,506
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(c)	2,070	2,064,097
Goldman Sachs Group, Inc.(The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(c)	2,225	2,218,559
1.95%, 10/21/27, (1-day SOFR + 0.91%)(c)	3,510	3,490,436
2.60%, 02/07/30	1,585	1,462,860
2.64%, 02/24/28, (1-day SOFR + 1.11%)(c)	2,210	2,185,454
3.50%, 11/16/26	2,110	2,104,237
3.62%, 03/15/28, (1-day SOFR + 1.85%)(c)	2,382	2,368,496
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(c)	1,950	1,934,119
3.80%, 03/15/30	1,800	1,728,553
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	2,060	2,025,705
3.85%, 01/26/27(a)	2,515	2,510,071
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	2,950	2,921,902
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	2,115	2,080,306
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	2,805	2,775,240
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	2,000	1,995,093
4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	2,320	2,294,090
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	1,550	1,531,507
4.94%, 04/23/28, (1-day SOFR + 1.32%)(a)(c)	1,480	1,482,964
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	2,055	2,057,431
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	1,575	1,577,665
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	1,995	1,997,327
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)(c)	1,990	2,025,768
5.95%, 01/15/27(a)	700	704,585
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	2,220	2,290,509
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	1,820	1,765,241
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	1,545	1,464,957
2.25%, 11/22/27, (1-day SOFR + 1.10%)(a)(c)	775	769,079
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	1,210	1,113,140
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	2,220	2,157,509
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(c)	1,870	1,862,924
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)(c)	1,125	1,108,511
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	2,279	2,268,120
4.71%, 05/12/30, (1-day SOFR + 0.94%)(c)	850	842,616
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	1,750	1,750,419
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	1,055	1,056,755
4.95%, 03/31/30	2,060	2,061,840
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	1,410	1,415,611
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	1,445	1,442,490

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	$2,047	$2,056,565
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	1,720	1,723,226
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	1,895	1,904,533
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	1,175	1,190,673
5.60%, 05/17/28, (1-day SOFR + 1.06%)(c)	1,340	1,349,169
5.89%, 08/14/27, (1-day SOFR + 1.57%)(c)	2,077	2,077,675
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	1,720	1,754,874
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	1,470	1,515,439
HSBC USA, Inc.
4.65%, 06/03/28	790	790,551
5.29%, 03/04/27	800	804,594
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	554	508,697
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	802	799,419
5.27%, 01/15/31, (1-day SOFR + 1.28%)(c)	825	828,681
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	905	928,368
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(c)	620	619,325
4.87%, 04/12/28, (1-day SOFR + 0.72%)(c)	855	856,079
5.65%, 01/10/30	630	643,040
ING Groep NV
3.95%, 03/29/27	935	932,316
4.02%, 03/28/28, (1-day SOFR + 1.83%)(c)	935	931,593
4.05%, 04/09/29	795	779,555
4.55%, 10/02/28	985	981,744
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	510	510,743
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	645	644,855
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	1,265	1,279,092
6.08%, 09/11/27, (1-day SOFR + 1.56%)(c)	945	946,361
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.77%)(a)(c)	2,270	2,260,508
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	1,850	1,763,559
2.18%, 06/01/28, (1-day SOFR + 1.89%)(c)	1,285	1,259,691
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	1,549	1,419,020
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	2,840	2,655,079
2.95%, 10/01/26(a)	2,230	2,223,458
2.95%, 02/24/28, (1-day SOFR + 1.17%)(c)	1,282	1,270,630
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	1,868	1,836,876
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(c)	1,815	1,800,906
3.63%, 12/01/27	1,005	993,352
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	1,907	1,848,438
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.60%)(c)	2,115	2,106,821
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	1,873	1,850,601
4.13%, 12/15/26	1,565	1,563,784
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	2,090	2,067,046
4.25%, 10/01/27	1,265	1,262,133
4.32%, 04/26/28, (1-day SOFR + 1.56%)(c)	2,350	2,345,108
4.41%, 04/23/30, (1-day SOFR + 0.82%)(c)	2,095	2,066,612
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	2,085	2,068,410
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	2,295	2,256,047
Security	Par (000)	Value
Banks (continued)
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	$1,480	$1,476,911
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	1,585	1,569,647
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	2,060	2,038,307
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	2,665	2,669,634
4.86%, 07/23/30, (1-day SOFR + 0.85%)(c)	2,310	2,305,177
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	1,665	1,671,179
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)(c)	1,695	1,700,258
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	2,165	2,168,779
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	2,000	2,004,996
5.04%, 01/23/28, (1-day SOFR + 1.19%)(c)	1,770	1,773,849
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	1,680	1,683,738
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	2,060	2,067,219
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	2,015	2,034,492
5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)(c)	2,060	2,074,048
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	2,047	2,081,232
6.07%, 10/22/27, (1-day SOFR + 1.33%)(c)	1,670	1,675,891
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	1,700	1,745,153
7.63%, 10/15/26	405	407,731
8.00%, 04/29/27	400	409,681
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	1,040	1,042,509
Keybank National Association, 5.85%, 11/15/27	570	577,847
KeyCorp
2.25%, 04/06/27(a)	597	588,714
2.55%, 10/01/29	520	484,274
4.10%, 04/30/28	585	579,161
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	1,350	1,331,714
3.75%, 01/11/27	830	827,989
3.75%, 03/18/28, (1-year CMT + 1.80%)(c)	727	723,296
4.24%, 02/10/30, (1-year CMT + 0.60%)(c)	570	560,408
4.38%, 03/22/28	1,335	1,328,992
4.55%, 08/16/28	1,090	1,087,683
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)(c)	985	985,450
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	965	969,480
5.46%, 01/05/28, (1-year CMT + 1.38%)(c)	1,225	1,229,866
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	1,270	1,295,479
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)(c)	1,175	1,194,723
5.99%, 08/07/27, (1-year CMT + 1.48%)(c)	1,380	1,380,191
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	370	370,285
5.18%, 07/08/31, (1-day SOFR + 1.40%)(c)	270	270,217
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	775	816,041
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	315	311,511
4.55%, 04/18/30, (1-day SOFR + 0.94%)(c)	380	375,662
4.70%, 01/27/28	930	930,415
4.76%, 07/06/28, (1-day SOFR + 0.95%)(c)	650	650,168
Mitsubishi UFJ Financial Group, Inc.
1.64%, 10/13/27, (1-year CMT + 0.67%)(c)	1,055	1,049,130
2.05%, 07/17/30	940	840,353
2.34%, 01/19/28, (1-year CMT + 0.83%)(c)	1,135	1,123,763
2.56%, 02/25/30	930	855,978
2.76%, 09/13/26	737	735,693
3.20%, 07/18/29	1,360	1,298,547
3.29%, 07/25/27	740	732,452
3.68%, 02/22/27	680	677,327
3.74%, 03/07/29(a)	1,275	1,245,586
3.96%, 03/02/28	992	982,592
4.05%, 09/11/28	735	726,101
4.08%, 04/19/28, (1-year CMT + 1.30%)(c)	720	717,366
4.59%, 04/18/30, (1-year CMT + 0.78%)(c)	295	292,491

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.98%, 07/24/30, (1-year CMT + 0.67%)(c)	$400	$400,196
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	1,150	1,154,012
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	900	900,697
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	830	833,345
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	480	483,801
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	740	745,640
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	1,085	1,092,852
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	810	817,778
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	220	222,783
Mizuho Financial Group, Inc.
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	582	521,184
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	500	456,488
2.84%, 09/13/26(a)	645	644,002
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(c)	410	384,804
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	620	589,252
3.17%, 09/11/27	735	724,630
3.26%, 05/22/30, (1-year CMT + 1.25%)(c)	420	402,053
3.66%, 02/28/27	255	253,995
4.02%, 03/05/28	965	957,142
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)(c)	695	688,034
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	900	886,690
4.78%, 07/13/30, (1-year CMT + 0.68%)(c)	655	650,872
5.10%, 05/13/31, (1-year CMT + 0.82%)(c)	600	599,541
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	565	571,138
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	480	485,544
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	775	781,650
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	710	721,266
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	600	612,507
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	1,290	1,314,993
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.00%)(c)	1,925	1,906,522
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	2,670	2,466,356
3.59%, 07/22/28(c)	2,265	2,242,773
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	2,250	2,139,388
3.63%, 01/20/27(a)	1,630	1,625,875
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	2,375	2,342,063
3.95%, 04/23/27	1,602	1,595,580
4.21%, 04/20/28, (1-day SOFR + 1.61%)(c)	1,945	1,939,702
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	1,575	1,548,508
4.35%, 09/08/26	1,505	1,504,827
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	2,380	2,353,705
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(c)	1,995	1,973,402
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	2,380	2,353,679
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(c)	1,185	1,184,903
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	1,665	1,670,352
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	1,785	1,788,269
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	2,030	2,039,348
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	2,055	2,065,737
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	1,665	1,673,071
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	1,880	1,884,490
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	1,942	1,950,904
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	1,810	1,829,328
Security	Par (000)	Value
Banks (continued)
5.65%, 04/13/28, (1-day SOFR + 1.01%)(c)	$1,260	$1,269,467
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	1,565	1,591,337
6.25%, 08/09/26	410	410,096
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	1,640	1,670,317
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	1,495	1,542,792
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	1,635	1,608,995
Morgan Stanley Bank N.A.
4.45%, 10/15/27, (1-day SOFR + 0.68%)(a)(c)	1,435	1,434,882
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(c)	1,650	1,642,892
4.95%, 01/14/28, (1-day SOFR + 1.08%)(c)	1,340	1,342,873
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	1,035	1,037,855
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	1,615	1,622,245
5.50%, 05/26/28, (1-day SOFR + 0.87%)(c)	1,750	1,762,018
5.88%, 10/30/26	1,420	1,423,976
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(c)	1,735	1,724,401
4.21%, 02/08/30, (1-day SOFR + 0.76%)(c)	1,850	1,818,836
4.47%, 07/06/28, (1-day SOFR + 0.77%)(c)	1,735	1,732,018
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	2,200	2,170,574
National Australia Bank Ltd./New York
3.85%, 12/13/28	340	334,644
3.91%, 06/09/27	1,080	1,076,314
4.15%, 01/13/31	255	249,539
4.31%, 06/13/28(a)	655	652,998
4.43%, 06/04/29	750	746,476
4.50%, 10/26/27	780	780,628
4.53%, 06/13/30	710	705,791
4.79%, 01/10/29	755	759,486
4.90%, 06/13/28(a)	840	846,282
4.90%, 01/14/30	465	468,678
4.94%, 01/12/28	885	891,297
5.09%, 06/11/27	650	654,055
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	575	570,582
4.50%, 10/10/29	800	791,698
4.95%, 02/01/28, (1-day SOFR + 0.80%)(a)(c)	500	500,990
5.60%, 12/18/28	695	709,378
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)(c)	690	681,785
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	915	902,224
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(c)	1,470	1,473,437
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	1,140	1,139,341
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	1,325	1,328,527
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	855	853,871
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	735	742,368
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)(c)	740	744,330
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	960	978,470
Northern Trust Corp.
1.95%, 05/01/30	870	786,321
3.15%, 05/03/29	345	332,034
3.65%, 08/03/28	295	290,628
4.00%, 05/10/27(a)	420	419,113
4.15%, 11/19/30	420	409,389
Pinnacle Bank/Nashville, 5.63%, 02/15/28	285	286,909
Pinnacle Financial Partners, Inc., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(c)	300	305,053

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Bank N.A.
2.70%, 10/22/29	$540	$503,930
3.10%, 10/25/27	800	787,199
3.25%, 01/22/28	585	574,983
4.05%, 07/26/28	1,000	987,222
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	830	828,417
PNC Financial Services Group, Inc.(The)
1.15%, 08/13/26	485	484,599
2.55%, 01/22/30	1,470	1,359,312
3.15%, 05/19/27	520	515,186
3.45%, 04/23/29(a)	1,185	1,147,541
4.08%, 01/26/29, (1-day SOFR + 0.61%)(c)	950	941,250
4.62%, 10/26/29, (1-day SOFR + 0.68%)(c)	540	537,518
4.83%, 07/19/30, (1-day SOFR + 0.80%)(c)	680	678,441
4.90%, 05/13/31, (1-day SOFR + 1.33%)(c)	990	985,756
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	730	735,168
5.30%, 01/21/28, (1-day SOFR + 1.34%)(a)(c)	770	772,660
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	820	827,224
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	1,340	1,360,227
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	2,020	2,049,763
6.62%, 10/20/27, (1-day SOFR Index + 1.73%)(c)	975	979,051
Regions Bank/Birmingham AL, 4.76%, 07/27/29, (1-day SOFR + 0.81%)(c)	250	249,010
Regions Financial Corp.
1.80%, 08/12/28(a)	380	358,767
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	515	525,426
Royal Bank of Canada
1.40%, 11/02/26(a)	780	775,103
2.05%, 01/21/27(a)	534	528,870
3.63%, 05/04/27	950	945,250
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	500	496,138
4.24%, 08/03/27	990	988,959
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	1,070	1,055,960
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	940	935,529
4.51%, 10/18/27, (1-day SOFR Index + 0.72%)(a)(c)	705	705,169
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	675	674,018
4.65%, 07/10/29, (1-day SOFR + 0.61%)(c)	865	864,785
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	1,584	1,569,862
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(a)(c)	890	891,175
4.88%, 01/19/27	1,060	1,063,200
4.90%, 01/12/28(a)	620	623,859
4.95%, 02/01/29	810	815,193
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	1,300	1,305,466
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	715	716,661
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(c)	720	718,807
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	1,331	1,335,846
5.20%, 08/01/28	815	825,076
6.00%, 11/01/27	1,055	1,074,822
Santander Holdings USA, Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(c)	830	821,995
3.24%, 10/05/26	605	603,849
4.40%, 07/13/27	797	795,552
5.04%, 06/05/30, (1-day SOFR + 1.10%)(c)	360	358,226
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	815	818,567
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	785	791,148
Security	Par (000)	Value
Banks (continued)
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	$590	$597,793
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	745	762,155
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	830	849,083
6.57%, 06/12/29, (1-day SOFR + 2.70%)(c)	400	411,022
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(c)	428	423,791
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	710	701,371
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(c)	1,180	1,165,109
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	755	749,504
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	900	912,868
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	895	915,330
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	251,199
State Street Bank & Trust Co.
4.59%, 11/25/26	670	670,999
4.70%, 07/23/29	330	331,090
4.78%, 11/23/29	615	616,771
State Street Corp.
2.20%, 03/03/31	655	578,653
2.40%, 01/24/30(a)	575	533,833
4.33%, 10/22/27	850	849,356
4.54%, 02/28/28	955	956,506
4.73%, 02/28/30	555	554,382
4.83%, 04/24/30	760	761,050
4.99%, 03/18/27	682	684,636
5.27%, 08/03/26	1,455	1,455,000
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26(a)	1,395	1,390,438
1.71%, 01/12/31	295	255,750
1.90%, 09/17/28	1,475	1,392,010
2.13%, 07/08/30	1,445	1,294,614
2.14%, 09/23/30	635	564,838
2.17%, 01/14/27	270	267,336
2.47%, 01/14/29	380	360,103
2.72%, 09/27/29	370	346,491
2.75%, 01/15/30	1,115	1,034,260
3.01%, 10/19/26	1,140	1,137,360
3.04%, 07/16/29	1,980	1,881,842
3.35%, 10/18/27	490	483,191
3.36%, 07/12/27(a)	1,265	1,253,833
3.45%, 01/11/27(a)	910	906,613
3.54%, 01/17/28	600	591,235
3.94%, 07/19/28	560	552,934
4.11%, 01/15/29	555	546,025
4.31%, 10/16/28(a)	475	471,022
4.66%, 07/08/31, (1-day SOFR + 1.19%)(c)	500	491,544
5.24%, 04/15/30	550	554,081
5.32%, 07/09/29(a)	585	592,069
5.42%, 07/09/31	600	606,925
5.52%, 01/13/28	1,415	1,433,516
5.71%, 01/13/30	975	996,253
5.72%, 09/14/28	825	840,717
5.80%, 07/13/28(a)	608	621,400
5.85%, 07/13/30	270	277,545
Synchrony Bank, 5.63%, 08/23/27	515	519,947
Toronto-Dominion Bank(The)
1.25%, 09/10/26(a)	1,340	1,335,971
1.95%, 01/12/27(a)	560	554,629

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.80%, 03/10/27(a)	$970	$961,699
4.11%, 06/08/27	1,260	1,256,731
4.57%, 12/17/26	990	991,475
4.98%, 04/05/27	795	797,923
5.26%, 12/11/26	540	541,949
Toronto-Dominion Bank (The)
3.91%, 01/13/28	800	792,099
4.11%, 10/13/28(a)	785	774,858
4.36%, 04/23/29	550	544,066
4.41%, 01/13/31	755	739,244
4.57%, 06/02/28	545	544,091
4.69%, 09/15/27	1,175	1,176,959
4.78%, 12/17/29	630	630,634
4.81%, 06/03/30	960	956,949
4.86%, 01/31/28	970	973,495
4.99%, 04/05/29	770	774,658
5.16%, 01/10/28	1,020	1,027,372
5.52%, 07/17/28	950	965,171
Series F, 4.85%, 07/27/29	565	564,506
Truist Bank
2.25%, 03/11/30	930	842,130
3.80%, 10/30/26	680	679,433
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	1,005	990,124
4.42%, 07/24/28, (1-day SOFR + 0.77%)(c)	1,250	1,246,864
4.63%, 09/17/29, (5-year CMT + 1.15%)(c)	625	616,372
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(c)	655	649,183
Truist Financial Corp.
1.13%, 08/03/27(a)	635	615,247
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	810	768,283
1.95%, 06/05/30	560	501,632
3.88%, 03/19/29	595	580,653
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)(c)	737	733,617
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	1,260	1,262,061
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	1,140	1,138,776
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)(c)	1,215	1,228,764
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	1,403	1,469,310
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(c)	420	419,016
U.S. Bancorp
1.38%, 07/22/30(a)	932	814,537
2.22%, 01/27/28, (1-day SOFR + 0.73%)(c)	1,040	1,028,401
3.00%, 07/30/29	712	676,572
3.90%, 04/26/28	640	634,335
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	1,457	1,456,410
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	1,390	1,389,244
4.86%, 07/27/30, (1-day SOFR + 0.78%)(c)	735	733,383
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	1,000	1,000,189
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	1,140	1,141,434
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	1,086	1,093,252
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	1,237	1,251,773
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)(c)	1,390	1,415,538
6.79%, 10/26/27, (1-day SOFR + 1.88%)(c)	960	965,073
Series X, 3.15%, 04/27/27	1,015	1,006,849
U.S. Bank N.A./Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.69%)(c)	930	929,991
4.54%, 05/20/29, (1-day SOFR + 0.67%)(c)	35	34,861
4.73%, 05/15/28, (1-day SOFR + 0.91%)(a)(c)	535	535,580
UBS AG/London, 5.65%, 09/11/28	1,300	1,327,405
UBS AG/Stamford CT
1.25%, 08/07/26	1,170	1,169,557
Security	Par (000)	Value
Banks (continued)
4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	$1,055	$1,048,871
4.68%, 11/29/30, (1-day SOFR + 0.74%)(c)	1,185	1,176,075
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)(c)	995	996,435
7.50%, 02/15/28	95	99,148
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	2,485	2,439,847
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	2,275	2,093,980
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	2,765	2,594,880
3.00%, 10/23/26	2,920	2,912,472
3.53%, 03/24/28, (1-day SOFR + 1.51%)(a)(c)	3,145	3,123,845
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(a)(c)	2,420	2,399,736
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	1,155	1,137,527
4.15%, 01/24/29	2,040	2,013,741
4.18%, 01/23/30, (1-day SOFR + 0.74%)(c)	1,580	1,554,160
4.30%, 07/22/27	2,040	2,036,046
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	1,875	1,841,734
4.58%, 05/20/29, (1-day SOFR + 0.72%)(c)	1,590	1,583,402
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	2,402	2,405,264
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	1,870	1,876,283
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)(c)	2,695	2,704,988
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	2,155	2,171,628
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	2,385	2,400,589
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	3,285	3,333,566
5.71%, 04/22/28, (1-day SOFR + 1.07%)(c)	2,695	2,715,528
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	2,230	2,298,137
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(c)	1,660	1,662,825
Wells Fargo Bank N.A., 5.25%, 12/11/26	870	872,324
Westpac Banking Corp.
1.95%, 11/20/28	890	840,786
2.15%, 06/03/31	770	682,377
2.65%, 01/16/30	540	505,501
2.70%, 08/19/26	605	604,635
3.35%, 03/08/27	760	755,827
3.40%, 01/25/28(a)	770	759,052
4.04%, 08/26/27	735	732,299
4.35%, 07/01/30(a)	540	533,827
4.60%, 10/20/26(a)	430	430,303
5.05%, 04/16/29	525	531,181
5.46%, 11/18/27	945	957,539
5.54%, 11/17/28	915	934,943
Westpac Banking Corp./New York
4.15%, 05/11/28	485	482,706
4.45%, 06/12/31	835	821,611
Zions Bancorp N.A.
3.25%, 10/29/29	250	234,709
4.48%, 02/09/29, (1-day SOFR + 1.06%)(c)	250	247,961
4.70%, 08/18/28, (1-day SOFR + 1.16%)(c)	390	388,650
5.24%, 10/01/29, (1-day SOFR + 1.08%)(c)	305	304,970
		717,745,683
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	1,365	1,305,233
4.75%, 01/23/29	2,374	2,379,166
4.90%, 01/23/31	550	551,704
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	1,070	1,013,906

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
1.38%, 03/15/31	$960	$831,074
1.45%, 06/01/27(a)	1,285	1,254,280
1.50%, 03/05/28	280	267,937
1.65%, 06/01/30	1,185	1,062,200
2.00%, 03/05/31	575	512,061
2.13%, 09/06/29	875	815,602
2.90%, 05/25/27	400	395,837
3.38%, 03/25/27	840	835,836
3.45%, 03/25/30	1,081	1,041,444
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	685	694,159
Constellation Brands, Inc.
2.88%, 05/01/30	585	542,177
3.15%, 08/01/29	735	699,917
3.50%, 05/09/27(a)	400	397,327
3.60%, 02/15/28	535	526,744
4.35%, 05/09/27	500	499,323
4.65%, 11/15/28	425	424,080
4.80%, 05/01/30	420	417,071
4.85%, 05/06/31	355	351,490
Diageo Capital PLC
2.00%, 04/29/30	785	708,427
2.38%, 10/24/29	925	859,591
3.88%, 05/18/28	420	415,165
5.30%, 10/24/27	630	636,141
5.38%, 10/05/26	145	145,106
Diageo Investment Corp., 5.13%, 08/15/30	575	578,973
Keurig Dr. Pepper, Inc.
2.25%, 03/15/31	350	308,762
3.20%, 05/01/30	670	626,503
3.95%, 04/15/29	945	922,766
4.35%, 05/15/28	340	337,590
4.60%, 05/25/28(a)	930	928,345
4.60%, 05/15/30	525	515,856
5.05%, 03/15/29	610	612,208
5.10%, 03/15/27(a)	515	516,790
Series 10, 5.20%, 03/15/31	345	345,373
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	235	233,879
5.05%, 03/26/31(b)	470	465,805
Molson Coors Beverage Co., 4.90%, 07/08/31	240	236,959
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/27(a)	475	475,596
PepsiCo, Inc.
1.40%, 02/25/31	125	108,153
1.63%, 05/01/30	965	864,448
2.38%, 10/06/26	805	802,666
2.63%, 03/19/27(a)	380	376,345
2.63%, 07/29/29(a)	855	809,838
2.75%, 03/19/30	1,305	1,221,113
3.00%, 10/15/27	600	590,993
3.60%, 02/18/28(a)	740	731,430
4.10%, 01/15/29	650	644,238
4.30%, 07/23/30	535	530,479
4.40%, 02/07/27	405	405,518
4.45%, 02/07/28	470	470,494
4.45%, 05/15/28	685	685,484
4.50%, 07/17/29	810	809,300
4.60%, 02/07/30	595	594,997
5.13%, 11/10/26	576	576,790
7.00%, 03/01/29	425	450,922
		37,361,611
Security	Par (000)	Value
Biotechnology — 1.0%
Amgen, Inc.
1.65%, 08/15/28	$905	$852,321
2.20%, 02/21/27	1,392	1,375,291
2.30%, 02/25/31(a)	840	750,621
2.45%, 02/21/30	940	866,278
2.60%, 08/19/26	1,040	1,039,282
3.00%, 02/22/29	670	642,793
3.20%, 11/02/27	445	437,915
4.05%, 08/18/29	975	956,090
4.20%, 02/19/31	860	834,950
5.15%, 03/02/28	2,847	2,869,240
5.25%, 03/02/30	2,105	2,126,615
Biogen, Inc., 2.25%, 05/01/30	1,145	1,038,710
Gilead Sciences, Inc.
1.20%, 10/01/27	595	573,557
1.65%, 10/01/30	670	590,608
2.95%, 03/01/27(a)	1,030	1,022,611
4.25%, 05/20/28	480	477,989
4.40%, 05/20/29	705	700,493
4.60%, 05/20/31	670	661,280
4.80%, 11/15/29	640	642,061
Illumina, Inc.
2.55%, 03/23/31	340	304,182
4.65%, 09/09/26	455	455,130
4.75%, 12/12/30	320	314,976
5.75%, 12/13/27	475	481,344
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	1,000	879,130
Royalty Pharma PLC
1.75%, 09/02/27	825	800,362
2.20%, 09/02/30	715	641,185
4.45%, 03/25/31	505	492,286
5.15%, 09/02/29	450	453,810
		23,281,110
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.60%, 04/07/27	295	295,435
4.70%, 04/07/28(a)	535	534,740
4.95%, 04/07/30	830	829,192
Carlisle Companies, Inc.
2.75%, 03/01/30	650	603,545
3.75%, 12/01/27	325	321,186
Carrier Global Corp.
2.49%, 02/15/27	725	716,539
2.70%, 02/15/31	550	500,261
2.72%, 02/15/30	1,390	1,291,284
CRH America Finance, Inc., 4.40%, 02/09/31	730	712,375
CRH SMW Finance DAC
5.13%, 01/09/30	965	970,164
5.20%, 05/21/29(a)	575	579,848
Eagle Materials, Inc., 2.50%, 07/01/31	380	335,922
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	565	537,868
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	695	613,177
5.50%, 04/19/29	600	610,330
Martin Marietta Materials, Inc.
2.40%, 07/15/31	660	580,422
3.50%, 12/15/27(a)	360	354,384
Series CB, 2.50%, 03/15/30	390	357,810

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$482	$459,736
2.00%, 02/15/31	475	416,252
Mohawk Industries, Inc.
3.63%, 05/15/30	350	333,378
5.85%, 09/18/28	475	484,671
Owens Corning, 5.50%, 06/15/27	215	216,749
Trane Technologies Financing Ltd., 3.80%, 03/21/29	550	537,709
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	545	536,931
Vulcan Materials Co.
3.50%, 06/01/30	615	583,293
4.95%, 12/01/29	390	391,594
		14,704,795
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	530	520,119
2.05%, 05/15/30	760	688,362
4.30%, 06/11/28	385	383,618
4.60%, 02/08/29	587	586,518
4.75%, 02/08/31	490	489,667
Dow Chemical Co.(The)
2.10%, 11/15/30	700	615,321
4.80%, 11/30/28	445	444,900
4.80%, 01/15/31(a)	560	549,894
7.38%, 11/01/29	400	429,897
DuPont de Nemours, Inc., 4.73%, 11/15/28(b)	769	766,450
Eastman Chemical Co.
4.50%, 12/01/28	385	382,194
4.50%, 02/20/31	335	325,181
5.00%, 08/01/29	580	580,881
Ecolab, Inc.
1.30%, 01/30/31	481	412,015
1.65%, 02/01/27(a)	430	424,756
2.70%, 11/01/26	670	667,276
3.25%, 12/01/27	345	339,871
4.30%, 06/15/28	140	139,462
4.60%, 06/15/29	975	972,414
4.80%, 03/24/30	500	499,237
4.80%, 06/15/31	675	671,500
5.25%, 01/15/28	499	504,001
EIDP, Inc., 2.30%, 07/15/30(a)	381	348,634
Linde, Inc./CT, 1.10%, 08/10/30	555	482,708
LYB International Finance II BV, 3.50%, 03/02/27	370	367,848
LYB International Finance III LLC
2.25%, 10/01/30	645	574,822
5.13%, 01/15/31	185	183,556
Mosaic Co.(The)
4.05%, 11/15/27	570	565,523
4.35%, 01/15/29	155	153,073
Nutrien Ltd.
2.95%, 05/13/30	380	353,951
4.20%, 04/01/29(a)	565	556,846
4.85%, 05/29/31	375	371,947
4.90%, 03/27/28	625	627,121
PPG Industries, Inc.
3.75%, 03/15/28(a)	480	473,654
4.38%, 03/15/31	500	487,275
Sherwin-Williams Co.(The)
2.30%, 05/15/30	435	395,569
2.95%, 08/15/29	605	573,180
Security	Par (000)	Value
Chemicals (continued)
3.45%, 06/01/27(a)	$1,185	$1,175,571
4.30%, 08/15/28	370	367,263
4.50%, 08/15/30	385	378,871
		19,830,946
Commercial Services — 1.1%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	760	664,299
1.70%, 05/15/28	735	701,789
Block Financial LLC
2.50%, 07/15/28(a)	395	376,711
3.88%, 08/15/30(a)	475	448,759
Cintas Corp. No. 2, 3.70%, 04/01/27(a)	565	562,485
Equifax, Inc.
3.10%, 05/15/30	490	456,014
4.80%, 09/15/29	555	552,815
5.00%, 08/15/29	70	70,038
5.10%, 12/15/27	590	593,459
5.10%, 06/01/28	580	583,091
Global Payments, Inc.
2.15%, 01/15/27(a)	617	610,827
2.90%, 05/15/30	873	797,323
3.20%, 08/15/29	1,040	981,569
4.50%, 11/15/28	875	863,374
4.55%, 03/15/28	320	317,883
4.88%, 11/15/30	1,220	1,187,871
4.95%, 08/15/27	565	566,504
5.30%, 08/15/29	510	510,557
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30(a)	315	309,789
Mobility Global, Inc.
5.05%, 06/15/29(b)	500	497,879
5.45%, 06/15/31(b)	500	499,956
Moody's Corp., 3.25%, 01/15/28	435	428,109
PayPal Holdings, Inc.
2.30%, 06/01/30	775	708,195
2.65%, 10/01/26	1,057	1,054,054
2.85%, 10/01/29	1,010	951,665
3.90%, 06/01/27	420	417,446
4.55%, 06/01/28(a)	425	423,992
4.95%, 06/01/31	600	594,484
Quanta Services, Inc.
2.90%, 10/01/30	749	690,092
4.30%, 08/09/28	435	431,742
4.50%, 01/15/31	365	356,497
4.75%, 08/09/27	365	365,672
RELX Capital, Inc.
3.00%, 05/22/30	580	541,047
4.00%, 03/18/29	735	721,119
4.75%, 03/27/30	660	655,866
S&P Global, Inc.
1.25%, 08/15/30(a)	519	450,364
2.45%, 03/01/27(a)	1,015	1,004,670
2.50%, 12/01/29	450	418,473
2.95%, 01/22/27(a)	465	462,109
2.95%, 03/01/29	130	124,555
4.25%, 05/01/29(a)	750	740,594
4.25%, 01/15/31(b)	475	461,151
4.75%, 08/01/28	610	611,996
Verisk Analytics, Inc.
4.13%, 03/15/29	455	447,890
4.45%, 03/15/31	410	397,935

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 1.48%, 04/15/30	$300	$268,940
		25,881,649
Computers — 2.4%
Accenture Capital, Inc.
3.90%, 10/04/27	575	571,721
4.05%, 10/04/29	1,000	979,394
4.75%, 07/10/29	710	709,727
5.00%, 07/10/31	1,055	1,050,548
Apple, Inc.
1.20%, 02/08/28	1,185	1,131,046
1.25%, 08/20/30	695	609,988
1.65%, 05/11/30	1,445	1,297,695
1.65%, 02/08/31	2,173	1,913,797
2.05%, 09/11/26(a)	1,535	1,531,771
2.20%, 09/11/29	1,360	1,272,314
2.45%, 08/04/26	1,710	1,709,913
2.90%, 09/12/27	1,605	1,581,486
3.00%, 06/20/27(a)	765	757,288
3.00%, 11/13/27	794	781,948
3.20%, 05/11/27	1,700	1,688,092
3.25%, 08/08/29	920	888,546
3.35%, 02/09/27	1,920	1,912,729
4.00%, 05/10/28	1,260	1,252,692
4.00%, 05/12/28	955	949,573
4.15%, 05/10/30	470	464,965
4.20%, 05/12/30(a)	750	743,080
Booz Allen Hamilton, Inc., 5.38%, 01/30/30	285	284,839
CGI, Inc.
1.45%, 09/14/26	100	99,562
4.95%, 03/14/30	540	533,800
Dell International LLC/EMC Corp.
4.15%, 02/15/29	770	758,398
4.35%, 02/01/30	535	523,848
4.50%, 02/15/31	517	503,807
4.75%, 04/01/28	835	835,746
4.75%, 07/15/31	805	791,343
4.90%, 10/01/26(a)	1,475	1,474,968
5.00%, 04/01/30	825	824,696
5.25%, 02/01/28	760	766,442
5.30%, 10/01/29	1,460	1,475,768
6.10%, 07/15/27(a)	365	369,318
6.20%, 07/15/30	615	639,042
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	590	586,242
4.15%, 09/15/28	715	706,215
4.40%, 09/25/27	1,050	1,046,886
4.40%, 10/15/30	650	633,724
4.45%, 09/25/26	1,000	1,000,313
4.50%, 03/23/28(a)	310	308,943
4.55%, 10/15/29	1,435	1,419,239
4.60%, 03/23/29	250	248,430
5.25%, 07/01/28	475	479,431
HP, Inc.
2.65%, 06/17/31	600	532,373
3.00%, 06/17/27	815	804,558
3.40%, 06/17/30	420	395,996
4.00%, 04/15/29	790	772,367
4.75%, 01/15/28	690	690,263
5.40%, 04/25/30	440	443,931
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	492	491,879
Security	Par (000)	Value
Computers (continued)
4.60%, 02/05/29	$520	$517,142
4.75%, 02/05/31(a)	405	400,022
International Business Machines Corp.
1.70%, 05/15/27	952	932,765
1.95%, 05/15/30(a)	1,172	1,049,337
2.20%, 02/09/27	505	499,617
3.30%, 01/27/27	352	350,410
3.50%, 05/15/29(a)	2,485	2,400,138
4.00%, 02/03/29	35	34,398
4.15%, 07/27/27	610	608,853
4.30%, 02/03/31	345	334,543
4.50%, 02/06/28	750	748,469
4.65%, 02/10/28	800	801,116
4.80%, 02/10/30	825	821,058
Kyndryl Holdings, Inc.
2.05%, 10/15/26	570	566,803
2.70%, 10/15/28	320	302,161
Leidos, Inc.
2.30%, 02/15/31	700	618,281
4.10%, 03/15/29	375	367,582
4.38%, 05/15/30	505	492,095
NetApp, Inc.
2.38%, 06/22/27	480	471,352
2.70%, 06/22/30	540	493,694
Teledyne FLIR LLC, 2.50%, 08/01/30	445	403,858
		57,454,374
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27	370	365,575
4.20%, 05/01/30	400	396,262
4.60%, 03/01/28	252	253,005
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	240	210,178
2.38%, 12/01/29	630	582,675
2.60%, 04/15/30	530	489,826
3.15%, 03/15/27	340	336,779
4.38%, 05/15/28	625	622,453
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,605	1,594,195
3.38%, 03/24/29	845	817,394
Kenvue, Inc.
5.00%, 03/22/30	798	801,677
5.05%, 03/22/28	800	805,655
Procter & Gamble Co.(The)
1.20%, 10/29/30	955	829,972
1.90%, 02/01/27	420	415,451
1.95%, 04/23/31	715	633,649
2.45%, 11/03/26	315	313,721
2.80%, 03/25/27	515	509,821
2.85%, 08/11/27	595	586,651
3.00%, 03/25/30	1,200	1,135,246
3.95%, 01/26/28	415	413,016
4.05%, 05/01/30	525	516,074
4.15%, 10/24/29(a)	490	487,650
4.35%, 01/29/29	545	544,641
Unilever Capital Corp.
1.38%, 09/14/30	415	364,145
2.13%, 09/06/29	692	643,699
2.90%, 05/05/27	853	844,846
3.50%, 03/22/28	1,015	1,000,043
4.25%, 08/12/27	330	329,735

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.88%, 09/08/28	$580	$584,639
		17,428,673
Distribution & Wholesale — 0.0%
LKQ Corp., 5.75%, 06/15/28	595	602,083
Diversified Financial Services — 3.9%
Aercap Funding DAC, 4.88%, 07/07/31	565	556,036
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	2,905	2,890,553
3.00%, 10/29/28	2,945	2,830,979
3.65%, 07/21/27	785	778,720
3.88%, 01/23/28	415	409,922
4.13%, 02/28/29	600	589,082
4.38%, 11/15/30	465	451,982
4.63%, 10/15/27	440	439,805
4.63%, 09/10/29	1,080	1,070,253
4.88%, 04/01/28(a)	530	530,962
5.10%, 01/19/29	735	738,168
5.75%, 06/06/28(a)	907	922,086
6.10%, 01/15/27	550	553,415
6.15%, 09/30/30	675	699,164
6.45%, 04/15/27	1,189	1,203,297
Ally Financial, Inc.
2.20%, 11/02/28	595	561,342
4.75%, 06/09/27(a)	360	360,562
7.10%, 11/15/27	385	395,283
American Express Co.
1.65%, 11/04/26	807	802,141
2.55%, 03/04/27(a)	1,375	1,361,259
3.30%, 05/03/27	1,225	1,216,128
4.05%, 05/03/29	637	628,839
5.85%, 11/05/27	1,180	1,198,823
Ameriprise Financial, Inc.
2.88%, 09/15/26(a)	380	379,552
5.70%, 12/15/28	530	542,245
Ares Management Corp., 6.38%, 11/10/28	435	448,131
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	590	581,774
4.95%, 11/15/30(b)	805	786,543
BGC Group, Inc.
6.15%, 04/02/30	570	577,482
6.60%, 06/10/29	355	364,817
Blue Owl Finance LLC, 3.13%, 06/10/31(a)	325	283,706
Brookfield Asset Management Ltd.
4.65%, 11/15/30	505	493,506
4.83%, 04/15/31	435	426,516
Brookfield Finance, Inc.
2.72%, 04/15/31(a)	255	229,701
3.90%, 01/25/28	1,040	1,028,146
4.35%, 04/15/30	640	624,779
4.85%, 03/29/29	860	858,778
Capital One Financial Corp.
3.65%, 05/11/27(a)	535	531,995
3.75%, 03/09/27(a)	1,027	1,023,622
3.80%, 01/31/28	1,075	1,060,826
4.10%, 02/09/27	490	489,538
Cboe Global Markets, Inc.
1.63%, 12/15/30	375	324,021
3.65%, 01/12/27(a)	560	558,378
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp.(The)
1.65%, 03/11/31	$95	$82,296
2.00%, 03/20/28	1,075	1,032,257
2.30%, 05/13/31	865	769,268
2.45%, 03/03/27(a)	1,240	1,227,045
3.20%, 03/02/27(a)	635	631,283
3.20%, 01/25/28	640	627,675
3.25%, 05/22/29(a)	680	655,364
3.30%, 04/01/27(a)	720	715,738
4.00%, 02/01/29	470	463,413
4.63%, 03/22/30	445	443,775
5.88%, 08/24/26	905	906,003
CI Financial Corp., 3.20%, 12/17/30(a)	770	695,815
CME Group, Inc.
3.75%, 06/15/28(a)	510	504,093
4.40%, 03/15/30	625	618,310
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,040	938,041
3.10%, 09/15/27(a)	524	516,435
3.63%, 09/01/28	945	925,976
3.75%, 09/21/28(a)	480	470,991
3.95%, 12/01/28(a)	520	512,070
4.00%, 09/15/27	1,340	1,333,560
4.20%, 03/15/31	500	484,333
4.35%, 06/15/29	1,062	1,051,113
5.25%, 06/15/31	515	521,130
Jefferies Financial Group, Inc.
4.15%, 01/23/30	915	876,419
4.30%, 02/11/27	100	99,847
4.85%, 01/15/27	505	505,662
5.13%, 04/28/31	800	782,879
5.88%, 07/21/28	900	916,349
Lazard Group LLC
4.38%, 03/11/29	425	418,923
4.50%, 09/19/28	435	432,236
LPL Holdings, Inc.
4.90%, 04/03/28(a)	380	379,834
5.15%, 06/15/30	405	403,434
5.20%, 03/15/30	600	599,025
5.70%, 05/20/27	340	342,379
6.75%, 11/17/28	620	642,695
Marex Group PLC
5.68%, 04/21/31	375	370,347
5.83%, 05/08/28	430	432,005
6.40%, 11/04/29	490	499,553
Mastercard, Inc.
1.90%, 03/15/31(a)	410	361,670
2.95%, 11/21/26(a)	630	627,465
2.95%, 06/01/29	807	772,431
3.30%, 03/26/27(a)	810	805,698
3.35%, 03/26/30	1,230	1,172,931
3.50%, 02/26/28(a)	410	404,392
4.10%, 01/15/28(a)	595	593,001
4.33%, 06/08/28	795	793,436
4.43%, 06/08/29	780	775,523
4.60%, 06/08/31	1,120	1,107,569
4.88%, 03/09/28	580	583,519
Nasdaq, Inc.
1.65%, 01/15/31	387	336,616
5.35%, 06/28/28	758	766,965

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nomura Holdings, Inc.
2.17%, 07/14/28	$840	$799,311
2.33%, 01/22/27(a)	1,065	1,054,584
2.61%, 07/14/31	615	543,044
2.68%, 07/16/30	775	704,660
2.71%, 01/22/29	315	298,658
3.10%, 01/16/30	1,205	1,126,240
4.90%, 07/01/30	570	563,484
5.00%, 06/29/29	620	619,542
5.17%, 07/14/31	610	604,539
5.39%, 07/06/27	425	428,117
5.59%, 07/02/27(a)	435	438,999
5.61%, 07/06/29	520	528,271
5.84%, 01/18/28	450	456,727
6.07%, 07/12/28	740	756,614
ORIX Corp.
2.25%, 03/09/31	225	198,961
3.70%, 07/18/27(a)	195	193,451
4.45%, 09/09/30	355	347,139
4.65%, 09/10/29	550	548,135
5.00%, 09/13/27(a)	602	604,349
Raymond James Financial, Inc., 4.65%, 04/01/30(a)	425	422,373
Sumisho Air Lease Corp.
1.88%, 08/15/26	987	986,073
2.10%, 09/01/28	495	467,805
2.20%, 01/15/27(a)	635	628,619
3.00%, 02/01/30	510	474,455
3.13%, 12/01/30	545	500,373
3.25%, 10/01/29	390	369,544
3.63%, 04/01/27(a)	353	350,960
3.63%, 12/01/27	415	408,874
4.40%, 03/24/28(b)	705	700,240
4.50%, 03/24/29(b)	1,095	1,081,575
4.63%, 10/01/28	420	417,528
4.85%, 03/24/31(b)	1,235	1,211,039
5.10%, 03/01/29	420	420,862
5.20%, 07/15/31	113	112,230
5.30%, 02/01/28	573	576,432
5.85%, 12/15/27	535	542,007
Synchrony Financial
3.70%, 08/04/26	142	141,994
3.95%, 12/01/27(a)	730	721,710
5.15%, 03/19/29	505	503,385
TPG Operating Group II LP, 4.88%, 05/15/31	335	326,838
Visa, Inc.
0.75%, 08/15/27	420	405,142
1.10%, 02/15/31	365	313,332
1.90%, 04/15/27	1,345	1,324,640
2.05%, 04/15/30	1,300	1,186,447
2.75%, 09/15/27	590	580,246
3.80%, 02/12/29	455	448,131
4.10%, 02/12/31	710	695,542
		92,864,865
Electric — 5.0%
AEP Texas, Inc.
3.95%, 06/01/28	425	419,082
5.45%, 05/15/29	420	426,741
Series I, 2.10%, 07/01/30	460	413,382
Security	Par (000)	Value
Electric (continued)
AES Corp.(The)
2.45%, 01/15/31	$750	$663,419
5.45%, 06/01/28	830	836,916
Alabama Power Co.
3.75%, 09/01/27	440	437,037
Series 20-A, 1.45%, 09/15/30	435	380,239
Series C, 4.30%, 03/15/31	415	404,543
Ameren Corp.
1.95%, 03/15/27(a)	345	339,269
3.50%, 01/15/31	602	566,031
5.00%, 01/15/29	455	457,098
5.70%, 12/01/26	465	466,456
American Electric Power Co., Inc.
3.20%, 11/13/27	10	9,821
5.20%, 01/15/29	870	879,116
5.75%, 11/01/27	395	400,263
Series J, 4.30%, 12/01/28	470	465,785
Appalachian Power Co., Series AA, 2.70%, 04/01/31	400	361,689
Avangrid, Inc., 3.80%, 06/01/29	690	670,188
Baltimore Gas and Electric Co., 2.25%, 06/15/31	495	437,079
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	350	301,023
3.25%, 04/15/28	515	503,859
3.70%, 07/15/30	845	810,424
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	395	394,009
5.20%, 10/01/28	415	419,706
CenterPoint Energy, Inc., 5.40%, 06/01/29	485	492,504
Commonwealth Edison Co.
3.70%, 08/15/28(a)	475	466,870
4.55%, 06/01/31	475	467,166
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	345	342,268
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	610	544,779
Series 20A, 3.35%, 04/01/30	510	484,212
Series D, 4.00%, 12/01/28	380	375,149
Constellation Energy Generation LLC
3.75%, 03/01/31	900	850,842
3.90%, 01/08/28	705	698,483
4.40%, 01/15/31	560	545,293
4.55%, 06/01/29	570	565,513
5.60%, 03/01/28	605	613,056
Consumers Energy Co.
4.50%, 01/15/31	315	309,613
4.60%, 05/30/29	470	469,274
4.70%, 01/15/30	605	602,687
4.90%, 02/15/29	425	427,487
Dominion Energy, Inc.
4.25%, 06/01/28(a)	485	481,081
4.60%, 05/15/28	920	918,740
5.00%, 06/15/30	540	540,703
Series C, 3.38%, 04/01/30	1,146	1,085,600
DTE Electric Co.
2.25%, 03/01/30	445	407,780
4.85%, 12/01/26	355	355,822
Series A, 1.90%, 04/01/28	590	565,772
Series C, 2.63%, 03/01/31(a)	455	412,862
DTE Energy Co.
2.85%, 10/01/26(a)	560	558,788

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.88%, 06/01/28	$675	$676,851
4.95%, 07/01/27	745	747,809
5.10%, 03/01/29(a)	1,000	1,007,417
5.20%, 04/01/30	920	925,837
Duke Energy Carolinas LLC
2.45%, 02/01/30	360	332,505
2.55%, 04/15/31	395	355,702
3.95%, 11/15/28	510	502,725
Duke Energy Corp.
2.45%, 06/01/30	710	648,348
2.55%, 06/15/31	600	535,780
2.65%, 09/01/26(a)	1,275	1,273,400
3.15%, 08/15/27(a)	592	583,959
3.40%, 06/15/29	740	712,790
4.30%, 03/15/28	695	691,432
4.85%, 01/05/27(a)	490	491,034
4.85%, 01/05/29	385	385,909
5.00%, 12/08/27	420	422,084
Duke Energy Florida LLC
1.75%, 06/15/30(a)	390	348,290
2.50%, 12/01/29	685	637,628
3.20%, 01/15/27(a)	560	557,494
3.80%, 07/15/28	487	480,706
4.20%, 12/01/30	359	349,401
Duke Energy Progress LLC
3.45%, 03/15/29(a)	555	538,434
3.70%, 09/01/28(a)	285	280,052
4.35%, 03/06/27(a)	130	130,170
Edison International
4.13%, 03/15/28	415	408,570
4.80%, 03/15/31	370	357,656
5.00%, 05/05/28	150	150,062
5.25%, 11/15/28	475	475,625
5.45%, 06/15/29	370	372,746
5.75%, 06/15/27	450	451,588
6.25%, 03/15/30	470	481,121
6.95%, 11/15/29	540	561,725
Entergy Corp.
1.90%, 06/15/28	590	560,120
2.40%, 06/15/31	420	371,145
2.80%, 06/15/30	450	415,304
2.95%, 09/01/26	588	587,304
Entergy Texas, Inc., 1.75%, 03/15/31	420	364,482
Evergy, Inc., 2.90%, 09/15/29	660	621,893
Eversource Energy
2.90%, 03/01/27	542	537,438
4.45%, 12/15/30	435	424,128
4.60%, 07/01/27	475	475,061
5.45%, 03/01/28	985	995,040
5.85%, 04/15/31	500	514,014
5.95%, 02/01/29	695	712,609
Series O, 4.25%, 04/01/29(a)	395	389,951
Series R, 1.65%, 08/15/30(a)	460	403,632
Exelon Corp.
2.75%, 03/15/27	595	589,286
4.05%, 04/15/30	1,105	1,070,927
5.13%, 03/15/31	390	391,078
5.15%, 03/15/28	810	815,710
5.15%, 03/15/29	515	519,172
FirstEnergy Corp.
2.65%, 03/01/30	505	465,193
Security	Par (000)	Value
Electric (continued)
Series B, 3.90%, 07/15/27	$1,210	$1,203,894
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(b)	325	319,062
Florida Power & Light Co.
4.40%, 05/15/28(a)	595	594,186
4.63%, 05/15/30(a)	351	349,942
5.05%, 04/01/28	725	731,493
5.15%, 06/15/29(a)	455	461,295
Fortis, Inc./Canada, 3.06%, 10/04/26	670	668,270
Georgia Power Co.
4.00%, 10/01/28	590	583,036
4.55%, 03/15/30	530	525,315
4.60%, 06/15/29	245	244,497
4.65%, 05/16/28	622	622,874
4.85%, 03/15/31	755	752,624
5.00%, 02/23/27(a)	350	351,120
Series B, 2.65%, 09/15/29	525	493,782
Hydro One, Inc., 4.75%, 05/30/31	760	751,230
Interstate Power and Light Co., 4.10%, 09/26/28	305	301,285
ITC Holdings Corp., 3.35%, 11/15/27	362	356,339
Jersey Central Power & Light Co., 4.40%, 01/15/31	420	408,597
MidAmerican Energy Co., 3.65%, 04/15/29	840	818,513
National Grid PLC, 5.60%, 06/12/28	615	625,121
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/27	210	208,464
4.12%, 09/16/27	430	428,375
4.75%, 02/07/28	555	556,304
4.80%, 02/05/27(a)	480	481,119
4.80%, 03/15/28	435	436,361
4.85%, 02/07/29	385	386,134
4.95%, 02/07/30	385	386,123
5.15%, 06/15/29	390	394,099
Series D, 4.05%, 02/09/29	505	497,079
Series D, 4.15%, 08/25/28	585	579,401
Nevada Power Co., Series CC, 3.70%, 05/01/29	285	277,435
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27(a)	835	825,386
1.90%, 06/15/28	1,190	1,131,527
2.25%, 06/01/30	1,620	1,468,500
2.75%, 11/01/29(a)	890	836,357
3.50%, 04/01/29	340	329,272
3.55%, 05/01/27(a)	1,215	1,205,609
4.40%, 03/01/31(a)	515	503,591
4.63%, 07/15/27	1,095	1,096,472
4.69%, 09/01/27	520	520,933
4.85%, 02/04/28	515	516,981
4.90%, 02/28/28	932	936,194
4.90%, 03/15/29	630	632,674
5.00%, 02/28/30	495	496,278
5.05%, 03/15/30(a)	730	734,311
NSTAR Electric Co., 3.20%, 05/15/27	580	574,177
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	40	37,076
3.70%, 11/15/28	550	538,955
4.30%, 05/15/28	455	452,429
4.50%, 03/20/27(a)	325	325,163
4.50%, 03/15/31(b)	850	832,796
4.65%, 11/01/29	660	657,386
Pacific Gas and Electric Co.
2.10%, 08/01/27	755	736,249

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.50%, 02/01/31	$1,380	$1,231,039
3.00%, 06/15/28	615	595,390
3.25%, 06/01/31	675	617,513
3.30%, 12/01/27	870	854,150
3.75%, 07/01/28	719	705,845
4.55%, 07/01/30	2,400	2,345,161
5.00%, 06/04/28	575	576,431
5.55%, 05/15/29	660	669,774
6.10%, 01/15/29	1,030	1,057,156
PacifiCorp
5.10%, 02/15/29	345	347,056
5.10%, 04/15/31	375	374,184
5.30%, 02/15/31	500	502,491
Pinnacle West Capital Corp., 4.65%, 06/01/29	220	218,988
Progress Energy, Inc., 7.75%, 03/01/31	445	491,791
Public Service Co. of Colorado
1.88%, 06/15/31	535	463,413
4.15%, 03/13/29	315	310,808
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/31	300	291,723
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	400	349,834
4.80%, 06/15/31	385	380,331
4.90%, 03/15/30	475	473,901
5.20%, 04/01/29	610	615,353
5.85%, 11/15/27	520	528,217
5.88%, 10/15/28	570	582,461
Puget Energy, Inc.
2.38%, 06/15/28	465	445,229
4.10%, 06/15/30	450	432,239
San Diego Gas & Electric Co.
4.95%, 08/15/28	555	558,335
Series VVV, 1.70%, 10/01/30	535	470,449
Sempra
3.25%, 06/15/27	525	518,968
3.40%, 02/01/28	690	676,588
3.70%, 04/01/29	555	539,551
5.40%, 08/01/26	615	615,000
Southern California Edison Co.
2.25%, 06/01/30(a)	368	331,736
2.85%, 08/01/29	385	362,607
4.40%, 09/06/26(a)	300	299,893
4.88%, 02/01/27	530	530,305
5.15%, 06/01/29	865	869,038
5.25%, 03/15/30	675	678,859
5.30%, 03/01/28	580	584,608
5.45%, 06/01/31(a)	515	520,327
5.65%, 10/01/28(a)	470	477,837
5.85%, 11/01/27(a)	555	562,264
Series A, 4.20%, 03/01/29	430	422,221
Series D, 4.70%, 06/01/27	495	494,448
Southern Co.(The)
4.85%, 06/15/28	680	682,390
5.50%, 03/15/29(a)	810	823,906
Series A, 3.70%, 04/30/30	720	690,181
Southern Power Co.
4.80%, 06/15/31	375	371,368
Series A, 4.25%, 10/01/30	375	365,172
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	505	497,724
Tampa Electric Co., 4.90%, 03/01/29	405	406,372
Security	Par (000)	Value
Electric (continued)
Virginia Electric and Power Co.
Series A, 2.88%, 07/15/29	$395	$375,464
Series A, 3.50%, 03/15/27	565	561,998
Series A, 3.80%, 04/01/28	540	532,962
Series B, 3.75%, 05/15/27	455	452,617
Vistra Operations Co. LLC
4.55%, 10/30/28(b)	600	594,469
5.00%, 04/30/31(b)	670	659,203
WEC Energy Group, Inc.
1.38%, 10/15/27	310	298,757
2.20%, 12/15/28	415	391,887
4.75%, 01/15/28	160	160,385
Wisconsin Electric Power Co., 4.15%, 10/15/30	345	335,337
Xcel Energy, Inc.
1.75%, 03/15/27	475	466,709
2.60%, 12/01/29	380	353,682
3.35%, 12/01/26	492	490,274
3.40%, 06/01/30	465	439,624
4.00%, 06/15/28	552	545,583
		119,795,117
Electronics — 0.7%
Amphenol Corp.
2.80%, 02/15/30	765	713,728
3.80%, 11/15/27	680	674,677
3.90%, 11/15/28	355	350,055
4.13%, 11/15/30	770	748,021
4.35%, 06/01/29	395	391,878
4.38%, 06/12/28	350	349,070
5.05%, 04/05/27	395	396,867
Arrow Electronics, Inc.
3.88%, 01/12/28(a)	375	369,711
5.15%, 08/21/29	395	396,156
Emerson Electric Co.
0.88%, 10/15/26(a)	639	634,829
1.80%, 10/15/27	350	339,440
1.95%, 10/15/30	355	316,952
2.00%, 12/21/28	835	787,301
Fortive Corp., 4.75%, 05/15/31	385	378,079
Honeywell International, Inc.
1.10%, 03/01/27(a)	755	740,635
1.95%, 06/01/30	690	621,412
2.50%, 11/01/26(a)	1,215	1,210,503
2.70%, 08/15/29	700	660,397
Hubbell, Inc., 4.65%, 06/15/31(a)	390	384,396
Jabil, Inc.
3.00%, 01/15/31	484	440,189
3.60%, 01/15/30	450	427,372
3.95%, 01/12/28(a)	300	296,422
4.20%, 02/01/29	435	427,032
4.25%, 05/15/27(a)	495	493,759
Keysight Technologies, Inc.
3.00%, 10/30/29	402	379,488
4.60%, 04/06/27	551	551,213
5.35%, 07/30/30	585	592,539
nVent Finance SARL, 4.55%, 04/15/28	395	392,573
TD SYNNEX Corp.
1.75%, 08/09/26	585	584,702
2.38%, 08/09/28	465	442,168
4.30%, 01/17/29	380	373,588
Trimble, Inc., 4.90%, 06/15/28	485	484,184
Tyco Electronics Group SA, 4.50%, 02/09/31	435	428,444

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Vontier Corp.
2.40%, 04/01/28	$432	$414,743
2.95%, 04/01/31(a)	450	406,281
		17,598,804
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	385	395,926
Jacobs Solutions, Inc., 4.75%, 03/03/31	565	552,194
MasTec, Inc., 5.90%, 06/15/29	390	398,640
		1,346,760
Environmental Control — 0.5%
Republic Services, Inc.
1.45%, 02/15/31(a)	510	439,352
2.30%, 03/01/30(a)	500	458,542
3.38%, 11/15/27	415	409,509
3.95%, 05/15/28	655	648,706
4.75%, 07/15/30(a)	345	344,140
4.75%, 07/15/31	375	372,254
4.88%, 04/01/29	595	597,323
Veralto Corp.
5.35%, 09/18/28	595	601,771
5.50%, 09/18/26	645	645,301
Waste Connections, Inc.
2.60%, 02/01/30	470	437,444
3.50%, 05/01/29(a)	430	416,901
4.25%, 12/01/28(a)	440	436,073
Waste Management, Inc.
1.15%, 03/15/28	484	459,309
1.50%, 03/15/31(a)	410	353,514
3.15%, 11/15/27	545	536,431
4.50%, 03/15/28	805	805,082
4.63%, 02/15/30	705	702,161
4.65%, 03/15/30	545	542,644
4.88%, 02/15/29(a)	670	673,496
4.95%, 07/03/27(a)	560	563,106
4.95%, 07/03/31	605	606,943
		11,050,002
Food — 1.1%
Campbell's Co.(The)
2.38%, 04/24/30(a)	367	331,291
4.15%, 03/15/28	755	747,336
4.55%, 03/21/31(a)	410	395,921
5.20%, 03/19/27(a)	475	476,805
5.20%, 03/21/29	505	507,575
Conagra Brands, Inc.
1.38%, 11/01/27	785	752,644
4.85%, 11/01/28(a)	1,145	1,141,322
5.00%, 08/01/30(a)	375	370,885
5.30%, 10/01/26	440	440,379
5.40%, 08/01/31	225	224,774
Flowers Foods, Inc., 2.40%, 03/15/31	340	292,308
General Mills, Inc.
2.88%, 04/15/30	585	543,850
4.20%, 04/17/28	1,045	1,036,365
4.88%, 01/30/30	635	633,477
5.50%, 10/17/28(a)	430	437,495
Hershey Co.(The)
2.30%, 08/15/26	210	209,826
4.55%, 02/24/28	45	45,105
4.75%, 02/24/30	430	430,894
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$585	$556,066
1.80%, 06/11/30	740	661,352
4.80%, 03/30/27(a)	470	471,190
Ingredion, Inc.
2.90%, 06/01/30	465	432,269
3.20%, 10/01/26	285	284,265
J M Smucker Co.(The)
2.38%, 03/15/30	375	344,073
3.38%, 12/15/27	380	373,989
5.90%, 11/15/28	645	661,636
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/29	555	531,067
Kellanova
2.10%, 06/01/30	450	407,191
3.40%, 11/15/27	305	301,026
4.30%, 05/15/28	590	587,750
Series B, 7.45%, 04/01/31	20	22,015
Kraft Heinz Foods Co., 3.75%, 04/01/30	600	576,217
Kroger Co.(The)
1.70%, 01/15/31	365	317,929
2.20%, 05/01/30(a)	375	340,420
2.65%, 10/15/26	660	657,805
3.70%, 08/01/27	410	407,168
4.50%, 01/15/29	570	567,346
McCormick & Co., Inc./MD
1.85%, 02/15/31	375	327,521
2.50%, 04/15/30	420	385,548
3.40%, 08/15/27	595	588,250
4.15%, 02/15/29	235	231,413
Mondelez International, Inc.
1.50%, 02/04/31	385	332,460
2.63%, 03/17/27	625	618,340
2.75%, 04/13/30	585	542,996
4.25%, 05/06/28	385	382,606
4.50%, 05/06/30	400	394,029
4.75%, 02/20/29	470	470,553
Sysco Corp.
2.40%, 02/15/30	400	365,887
3.25%, 07/15/27	670	662,294
4.40%, 07/25/31(a)	230	222,216
5.10%, 09/23/30	485	485,131
5.75%, 01/17/29	435	444,124
5.95%, 04/01/30	810	831,912
Tyson Foods, Inc.
3.55%, 06/02/27	1,062	1,054,144
4.35%, 03/01/29	842	832,822
5.40%, 03/15/29	497	504,427
		27,195,699
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	310	336,909
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31	480	415,664
2.63%, 09/15/29	550	518,866
3.00%, 06/15/27	230	227,013
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	480	424,117
5.25%, 03/01/28	558	563,433

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/31	$390	$353,268
4.75%, 05/15/29	420	416,883
5.50%, 03/15/30	430	433,859
NiSource, Inc.
1.70%, 02/15/31	630	545,177
2.95%, 09/01/29	615	582,479
3.49%, 05/15/27	695	690,320
3.60%, 05/01/30	815	777,273
4.75%, 05/18/31(a)	375	370,486
5.20%, 07/01/29	500	506,035
5.25%, 03/30/28	725	731,726
ONE Gas, Inc., 5.10%, 04/01/29	460	464,356
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	535	517,209
Southern California Gas Co.
2.95%, 04/15/27	445	440,491
Series XX, 2.55%, 02/01/30	480	445,385
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	423	369,868
		9,793,908
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30	570	519,315
4.25%, 11/15/28	475	470,527
		989,842
Health Care - Products — 1.4%
Abbott Laboratories
1.15%, 01/30/28	500	477,474
1.40%, 06/30/30	385	339,928
3.70%, 03/09/29	1,700	1,660,805
3.75%, 11/30/26	1,350	1,347,746
4.00%, 03/15/31	2,225	2,149,762
Agilent Technologies, Inc.
2.10%, 06/04/30	425	383,098
2.30%, 03/12/31	660	587,058
2.75%, 09/15/29	457	429,827
4.20%, 09/09/27	405	403,542
Augusta SpinCo Corp.
4.32%, 09/23/27(a)	400	398,756
4.40%, 03/23/29	460	455,203
4.66%, 03/23/31	535	526,076
Baxter International, Inc.
1.73%, 04/01/31	540	456,849
1.92%, 02/01/27(a)	487	480,055
2.27%, 12/01/28	1,050	986,475
3.95%, 04/01/30(a)	399	381,766
4.90%, 12/15/30	535	524,915
Boston Scientific Corp., 2.65%, 06/01/30	940	867,935
DH Europe Finance II SARL, 2.60%, 11/15/29(a)	675	630,853
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	310	306,300
4.80%, 08/14/29	860	860,140
4.80%, 01/15/31	460	456,311
5.65%, 11/15/27	1,340	1,356,609
5.86%, 03/15/30	1,010	1,037,598
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	777	774,038
Revvity, Inc.
1.90%, 09/15/28	410	386,036
3.30%, 09/15/29	725	690,230
Security	Par (000)	Value
Health Care - Products (continued)
Smith & Nephew PLC, 2.03%, 10/14/30	$780	$689,651
Solventum Corp.
5.40%, 03/01/29	674	681,885
5.45%, 03/13/31	1,060	1,073,747
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	550	495,145
Stryker Corp.
1.95%, 06/15/30	740	664,581
3.65%, 03/07/28	420	413,873
4.25%, 09/11/29	710	700,869
4.55%, 02/10/27	410	410,643
4.70%, 02/10/28	540	540,940
4.85%, 12/08/28	530	531,665
4.85%, 02/10/30	615	614,522
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	450	423,726
2.60%, 10/01/29	775	727,648
4.20%, 03/01/31	45	43,740
4.22%, 02/12/31	895	870,928
4.80%, 11/21/27(a)	475	477,606
4.95%, 08/10/26	620	620,078
4.98%, 08/10/30	657	660,525
5.00%, 12/05/26	875	876,760
5.00%, 01/31/29(a)	855	862,926
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27(a)	475	475,882
5.05%, 02/19/30	500	501,578
5.35%, 12/01/28	420	425,015
		33,139,318
Health Care - Services — 2.4%
Ascension Health
Series 2025, 4.29%, 11/15/30	560	546,918
Series B, 2.53%, 11/15/29	760	709,622
Cigna Group (The), 3.40%, 03/01/27(a)	1,140	1,133,717
Cigna Group (The)
2.38%, 03/15/31	1,025	916,798
2.40%, 03/15/30	1,120	1,027,061
3.05%, 10/15/27	500	491,857
4.38%, 10/15/28	3,045	3,024,339
4.50%, 09/15/30	780	768,586
5.00%, 05/15/29	860	865,990
5.13%, 05/15/31(a)	505	508,420
CommonSpirit Health
2.78%, 10/01/30	400	366,312
3.35%, 10/01/29	600	572,243
4.35%, 09/01/30	500	485,888
6.07%, 11/01/27	200	203,143
Elevance Health, Inc.
2.25%, 05/15/30	935	850,412
2.55%, 03/15/31	670	603,101
2.88%, 09/15/29	705	665,314
3.65%, 12/01/27	1,265	1,250,835
4.00%, 09/15/28	675	665,818
4.10%, 03/01/28	920	912,785
4.75%, 02/15/30	600	596,420
5.15%, 06/15/29	500	504,983
HCA, Inc.
2.38%, 07/15/31	303	266,237
3.13%, 03/15/27	801	794,349
3.38%, 03/15/29	420	405,054
3.50%, 09/01/30	2,045	1,927,540
4.13%, 06/15/29	1,725	1,692,245

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.30%, 11/15/30	$395	$382,924
4.50%, 02/15/27	742	741,481
4.70%, 05/15/31(a)	730	716,012
5.00%, 03/01/28	525	527,392
5.20%, 06/01/28	790	796,274
5.25%, 03/01/30	570	574,111
5.45%, 04/01/31	1,200	1,215,102
5.63%, 09/01/28	1,250	1,266,214
5.88%, 02/01/29	865	881,301
Humana, Inc.
1.35%, 02/03/27	607	597,915
3.13%, 08/15/29	350	332,583
3.70%, 03/23/29	755	732,040
3.95%, 03/15/27(a)	365	363,758
4.88%, 04/01/30	505	500,782
5.38%, 04/15/31(a)	750	752,493
5.75%, 03/01/28	360	365,018
5.75%, 12/01/28	385	392,018
ICON Investments Six DAC
5.81%, 05/08/27	425	428,058
5.85%, 05/08/29(a)	685	699,533
IQVIA, Inc.
5.70%, 05/15/28	622	629,813
6.25%, 02/01/29	975	1,001,752
Kaiser Foundation Hospitals, 3.15%, 05/01/27(a)	425	421,106
Laboratory Corp. of America Holdings
2.70%, 06/01/31	350	314,650
2.95%, 12/01/29	620	584,150
3.60%, 09/01/27	440	435,627
4.35%, 04/01/30	460	450,814
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	515	479,385
Quest Diagnostics, Inc.
2.80%, 06/30/31(a)	325	294,224
2.95%, 06/30/30	620	577,035
4.20%, 06/30/29	540	531,932
4.63%, 12/15/29	465	462,280
UnitedHealth Group, Inc.
3.70%, 05/15/27(a)	490	487,854
2.00%, 05/15/30	1,040	938,392
2.30%, 05/15/31	1,070	950,431
2.88%, 08/15/29	970	920,418
2.95%, 10/15/27	720	707,888
3.38%, 04/15/27(a)	550	546,525
3.45%, 01/15/27(a)	650	648,223
3.85%, 06/15/28	889	878,022
3.88%, 12/15/28	670	659,366
4.00%, 05/15/29	677	665,644
4.25%, 01/15/29	981	972,439
4.40%, 06/15/28	405	404,028
4.60%, 04/15/27	405	405,961
4.65%, 01/15/31	545	540,124
4.80%, 01/15/30	1,034	1,034,777
4.90%, 04/15/31	815	814,929
5.25%, 02/15/28(a)	790	798,987
5.30%, 02/15/30	975	989,528
Universal Health Services, Inc.
1.65%, 09/01/26	620	618,704
2.65%, 10/15/30	530	474,137
4.63%, 10/15/29	485	476,909
		56,137,050
Security	Par (000)	Value
Holding Companies - Diversified — 1.5%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(b)	$605	$588,261
5.88%, 08/30/30(a)	645	633,665
6.70%, 07/29/31	300	303,399
6.90%, 04/13/29	835	853,476
Ares Capital Corp.
2.88%, 06/15/27(a)	415	408,477
2.88%, 06/15/28(a)	1,045	1,002,618
5.10%, 01/15/31	470	451,728
5.25%, 04/12/31	535	516,997
5.50%, 09/01/30	550	540,187
5.55%, 01/15/30	510	504,905
5.88%, 03/01/29	780	783,674
5.95%, 07/15/29	715	720,437
7.00%, 01/15/27	785	793,032
Ares Strategic Income Fund
4.85%, 01/15/29	490	480,120
5.15%, 01/15/31	350	332,943
5.45%, 09/09/28	495	492,116
5.55%, 04/15/31(a)	500	481,315
5.60%, 02/15/30	615	602,827
5.70%, 03/15/28	795	795,071
5.80%, 09/09/30	405	396,329
6.35%, 08/15/29	560	564,021
Blackstone Private Credit Fund
2.63%, 12/15/26	810	802,997
3.25%, 03/15/27	805	796,458
4.00%, 01/15/29	465	445,471
5.05%, 09/10/30	455	434,509
5.35%, 03/12/31(a)	505	482,854
5.95%, 07/16/29	545	544,517
5.95%, 05/15/31(a)	695	679,251
6.25%, 01/25/31	465	462,735
7.30%, 11/27/28(a)	480	496,007
Blackstone Secured Lending Fund
2.13%, 02/15/27(a)	570	561,782
2.75%, 09/16/26	600	598,247
2.85%, 09/30/28	495	467,142
5.13%, 01/31/31	355	337,227
5.30%, 06/30/30	475	459,984
5.35%, 04/13/28	570	567,485
5.90%, 05/21/31	450	437,731
Blue Owl Capital Corp.
2.63%, 01/15/27(a)	330	326,146
2.88%, 06/11/28	660	626,482
5.95%, 03/15/29(a)	750	748,131
6.20%, 07/15/30(a)	380	376,106
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)	760	737,670
5.90%, 05/23/28	50	49,299
6.60%, 09/15/29	690	692,175
6.65%, 03/15/31	560	556,144
7.75%, 09/16/27	490	499,809
7.75%, 01/15/29	420	432,242
7.95%, 06/13/28	790	813,997
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	605	605,244
6.50%, 10/15/29	225	222,190
6.75%, 04/04/29(a)	530	529,864
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(a)	500	496,975

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.38%, 01/31/29(a)	$500	$495,426
5.88%, 01/31/31(a)	625	613,750
6.15%, 06/16/31(a)(b)	510	503,043
6.25%, 05/06/30(a)	480	482,540
Golub Capital BDC, Inc.
2.50%, 08/24/26	547	546,133
6.00%, 07/15/29	580	579,832
6.25%, 06/01/31	10	9,854
7.05%, 12/05/28	600	614,872
Golub Capital Private Credit Fund
5.45%, 08/15/28	430	426,105
5.60%, 04/15/31(b)	350	333,736
5.80%, 09/12/29	440	434,684
5.88%, 05/01/30(a)	375	367,539
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	430	436,575
Main Street Capital Corp., 6.95%, 03/01/29	400	411,085
Sixth Street Lending Partners
5.75%, 01/15/30	470	464,581
6.13%, 07/15/30	565	564,252
6.50%, 03/11/29	575	584,211
		36,400,687
Home Builders — 0.1%
DR Horton, Inc.
1.30%, 10/15/26	520	517,038
1.40%, 10/15/27	365	351,741
4.85%, 10/15/30	380	378,171
Lennar Corp.
4.75%, 11/29/27(a)	675	675,651
5.20%, 07/30/30	560	562,282
		2,484,883
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	365	357,918
4.40%, 03/15/29	410	398,628
Sony Group Corp., 4.66%, 06/30/31	80	79,032
		835,578
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	360	331,209
4.88%, 12/06/28	445	445,880
Clorox Co.(The)
1.80%, 05/15/30(a)	418	372,609
3.90%, 05/15/28	435	428,999
4.40%, 05/01/29	515	509,159
4.70%, 05/15/31	395	388,473
Kimberly-Clark Corp.
1.05%, 09/15/27	205	198,055
3.10%, 03/26/30	672	634,562
3.20%, 04/25/29	490	471,597
3.95%, 11/01/28	525	518,948
		4,299,491
Insurance — 1.6%
Aflac, Inc., 3.60%, 04/01/30	840	804,380
Alleghany Corp., 3.63%, 05/15/30	430	411,814
Allstate Corp.(The)
1.45%, 12/15/30	150	129,611
3.28%, 12/15/26	660	657,387
5.05%, 06/24/29	615	619,977
Security	Par (000)	Value
Insurance (continued)
American International Group, Inc., 4.85%, 05/07/30	$545	$544,395
American National Group, Inc.
5.00%, 06/15/27	470	470,716
5.75%, 10/01/29	480	485,939
Aon Corp.
2.80%, 05/15/30	847	784,279
3.75%, 05/02/29	667	648,463
8.21%, 01/01/27	235	238,106
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	465	459,033
Aon North America, Inc.
5.13%, 03/01/27(a)	580	582,131
5.15%, 03/01/29	780	786,242
5.30%, 03/01/31	495	499,679
Arch Capital Finance LLC, 4.01%, 12/15/26(a)	567	565,969
Arthur J Gallagher & Co.
4.60%, 12/15/27	560	560,120
4.85%, 12/15/29	585	585,403
Athene Holding Ltd.
3.50%, 01/15/31	380	352,454
4.13%, 01/12/28	765	756,598
6.15%, 04/03/30	400	411,851
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	675	595,408
1.85%, 03/12/30	448	407,099
2.30%, 03/15/27	650	642,641
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	485	480,538
5.63%, 05/15/30(a)	470	473,084
Brown & Brown, Inc.
2.38%, 03/15/31	560	493,498
4.70%, 06/23/28	420	419,091
4.90%, 06/23/30	605	599,470
Chubb INA Holdings LLC
1.38%, 09/15/30	760	661,308
4.65%, 08/15/29	610	608,548
CNA Financial Corp.
2.05%, 08/15/30	415	369,559
3.45%, 08/15/27	465	460,057
3.90%, 05/01/29	390	379,866
CNO Financial Group, Inc., 5.25%, 05/30/29	410	410,186
Corebridge Financial, Inc.
3.65%, 04/05/27	999	993,166
3.85%, 04/05/29	840	817,465
Enstar Group Ltd., 4.95%, 06/01/29	385	382,464
Equitable Holdings, Inc., 4.35%, 04/20/28	787	781,804
F&G Annuities & Life, Inc.
6.50%, 06/04/29	400	407,845
7.40%, 01/13/28	400	409,633
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	400	370,546
4.63%, 04/29/30	475	468,099
4.85%, 04/17/28	375	375,220
Fidelity National Financial, Inc.
2.45%, 03/15/31(a)	425	374,051
3.40%, 06/15/30	505	471,431
Hartford Insurance Group, Inc., 2.80%, 08/19/29	520	490,412
Lincoln National Corp.
2.33%, 08/15/30	15	13,492
3.40%, 01/15/31	360	335,269

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.80%, 03/01/28(a)	$360	$354,687
Loews Corp., 3.20%, 05/15/30	560	527,239
Manulife Financial Corp., 2.48%, 05/19/27	520	512,325
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	600	538,716
4.38%, 03/15/29	1,230	1,219,905
4.55%, 11/08/27	745	745,009
4.65%, 03/15/30	775	769,309
MetLife, Inc., 4.55%, 03/23/30(a)	805	799,397
Old Republic International Corp., 3.88%, 08/26/26	479	478,760
Principal Financial Group, Inc.
2.13%, 06/15/30	485	436,175
3.70%, 05/15/29	445	432,218
Progressive Corp.(The)
2.45%, 01/15/27(a)	430	426,394
2.50%, 03/15/27	445	439,871
3.20%, 03/26/30	400	378,455
4.00%, 03/01/29	490	482,698
4.60%, 03/26/31(a)	260	256,366
Prudential Financial, Inc., 2.10%, 03/10/30(a)	380	347,631
Prudential Funding Asia PLC, 3.13%, 04/14/30	782	734,884
Reinsurance Group of America, Inc.
3.15%, 06/15/30	470	438,334
3.90%, 05/15/29	540	525,831
Travelers Companies, Inc. (The), 4.95%, 07/24/31	620	619,314
Willis North America, Inc.
2.95%, 09/15/29	610	574,949
4.50%, 09/15/28	470	467,482
4.55%, 03/15/31	495	481,288
4.65%, 06/15/27	635	635,528
		38,668,562
Internet — 2.7%
Airbnb, Inc.
4.40%, 03/16/29	585	579,631
4.65%, 03/16/31	590	581,459
Alphabet, Inc.
1.10%, 08/15/30	1,840	1,598,407
2.00%, 08/15/26	1,605	1,603,613
3.70%, 02/15/29	1,630	1,596,102
3.88%, 11/15/28	415	409,282
4.00%, 05/15/30	780	760,368
4.10%, 11/15/30	1,940	1,884,108
4.10%, 02/15/31(a)	2,285	2,213,942
Amazon.com, Inc.
1.20%, 06/03/27	895	873,414
1.50%, 06/03/30	1,550	1,370,686
1.65%, 05/12/28	1,690	1,608,752
2.10%, 05/12/31	2,450	2,153,708
3.15%, 08/22/27	2,701	2,669,080
3.30%, 04/13/27(a)	1,580	1,569,814
3.45%, 04/13/29	1,290	1,249,572
3.85%, 03/13/28	1,790	1,773,080
3.90%, 11/20/28	1,305	1,285,558
4.00%, 03/13/29	2,115	2,079,077
4.10%, 11/20/30	2,010	1,948,277
4.25%, 03/13/31	3,925	3,804,678
4.55%, 12/01/27	1,529	1,532,000
4.60%, 07/09/29	2,010	2,002,968
4.65%, 12/01/29	1,200	1,199,055
4.80%, 07/09/31	3,500	3,466,511
AppLovin Corp., 5.13%, 12/01/29	815	815,832
Security	Par (000)	Value
Internet (continued)
Booking Holdings, Inc., 3.55%, 03/15/28(a)	$375	$369,089
eBay, Inc.
2.60%, 05/10/31	555	495,912
2.70%, 03/11/30	795	733,961
3.60%, 06/05/27(a)	607	601,899
4.25%, 03/06/29	280	276,086
Expedia Group, Inc.
2.95%, 03/15/31	320	290,780
3.25%, 02/15/30	965	909,717
3.80%, 02/15/28	790	779,270
4.63%, 08/01/27	600	600,043
Meta Platforms, Inc.
3.50%, 08/15/27	2,085	2,068,126
4.20%, 11/15/30	2,900	2,809,429
4.30%, 08/15/29	795	787,374
4.55%, 05/15/31	2,470	2,409,576
4.60%, 05/15/28	1,145	1,146,634
4.80%, 05/15/30(a)	805	803,496
Netflix, Inc.
4.38%, 11/15/26	630	629,677
4.88%, 04/15/28	1,255	1,261,504
5.88%, 11/15/28	1,500	1,540,736
6.38%, 05/15/29	705	735,671
Uber Technologies, Inc.
4.15%, 01/15/31	725	699,897
4.30%, 01/15/30	1,010	990,797
VeriSign, Inc.
2.70%, 06/15/31	545	487,232
5.10%, 07/15/31	375	373,275
		64,429,155
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	395	388,806
6.55%, 11/29/27	940	961,139
Nucor Corp.
2.70%, 06/01/30	465	429,935
3.95%, 05/01/28	360	356,325
4.30%, 05/23/27(a)	420	420,064
4.65%, 06/01/30	470	466,672
Steel Dynamics, Inc.
3.25%, 01/15/31	391	363,352
3.45%, 04/15/30	470	445,848
4.00%, 12/15/28	400	393,845
		4,225,986
Leisure Time — 0.0%
Polaris, Inc.
5.60%, 03/01/31(a)	360	357,494
6.95%, 03/15/29(a)	410	427,017
		784,511
Lodging — 0.5%
Hyatt Hotels Corp.
5.05%, 03/30/28	420	421,440
5.25%, 06/30/29	535	538,770
5.75%, 01/30/27(a)	145	145,603
Las Vegas Sands Corp.
3.90%, 08/08/29	688	663,534
5.30%, 05/15/31	290	285,910
5.63%, 06/15/28	795	802,817
5.90%, 06/01/27	640	645,328
6.00%, 08/15/29	390	397,890

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
6.00%, 06/14/30	$365	$371,760
Marriott International, Inc./MD
4.80%, 03/15/30	385	383,070
4.88%, 05/15/29	430	431,122
4.90%, 04/15/29	620	621,783
5.00%, 10/15/27	720	723,329
5.55%, 10/15/28	550	559,200
Series FF, 4.63%, 06/15/30	822	812,747
Series HH, 2.85%, 04/15/31	810	736,730
Sands China Ltd.
2.30%, 03/08/27	510	502,023
2.85%, 03/08/29	482	454,716
4.38%, 06/18/30(a)	470	452,821
5.40%, 08/08/28	1,445	1,453,162
		11,403,755
Machinery — 1.9%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	640	617,638
1.15%, 09/14/26	493	491,378
1.70%, 01/08/27	625	618,673
3.60%, 08/12/27	695	690,205
3.70%, 01/10/28	320	316,799
3.75%, 02/23/29	410	401,761
3.95%, 11/14/28	560	553,322
4.15%, 01/08/31(a)	380	370,670
4.38%, 08/16/29(a)	505	501,172
4.40%, 10/15/27	530	530,101
4.45%, 10/16/26	475	475,072
4.50%, 01/08/27(a)	370	371,217
4.60%, 11/15/27	580	581,434
4.70%, 11/15/29	717	718,718
4.85%, 02/27/29	465	468,752
5.00%, 05/14/27	640	643,651
Series K, 4.10%, 08/15/28	415	412,000
Series L, 4.20%, 05/15/28	625	621,991
Series L, 4.30%, 05/15/29	590	585,150
Series L, 4.50%, 05/15/31	755	744,374
Caterpillar, Inc.
1.90%, 03/12/31	380	335,542
2.60%, 09/19/29	470	442,860
2.60%, 04/09/30	675	627,534
CNH Industrial Capital LLC
4.38%, 03/07/31	215	208,318
4.50%, 10/08/27	395	394,811
4.50%, 10/16/30	300	293,199
4.55%, 04/10/28	580	577,549
4.75%, 03/21/28	275	274,880
4.95%, 06/25/31	385	380,554
5.10%, 04/20/29	440	441,995
5.50%, 01/12/29	495	501,451
Deere & Co.
3.10%, 04/15/30	585	552,723
5.38%, 10/16/29	400	409,928
Deere Funding Canada Corp., 4.15%, 10/09/30	400	389,794
Eaton Capital ULC, 4.45%, 05/09/30	395	389,337
Flowserve Corp., 3.50%, 10/01/30	365	341,545
GE Vernova, Inc., 4.25%, 02/04/31	390	380,046
IDEX Corp.
2.63%, 06/15/31	350	313,323
3.00%, 05/01/30	385	358,132
4.95%, 09/01/29	405	405,625
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc.
5.18%, 06/15/29	$625	$632,981
5.20%, 06/15/27	525	528,093
5.31%, 06/15/31(a)	355	359,284
5.40%, 08/14/28	405	410,374
John Deere Capital Corp.
1.45%, 01/15/31	445	385,352
1.50%, 03/06/28	435	415,528
1.70%, 01/11/27(a)	460	455,309
1.75%, 03/09/27	440	433,814
2.00%, 06/17/31	405	355,037
2.35%, 03/08/27(a)	445	439,300
2.45%, 01/09/30	454	421,561
2.80%, 09/08/27	98	96,366
2.80%, 07/18/29	625	594,267
3.35%, 04/18/29	435	421,330
3.45%, 03/07/29	510	496,182
4.15%, 09/15/27	695	693,568
4.20%, 07/15/27(a)	540	539,851
4.38%, 10/15/30	450	443,115
4.50%, 01/08/27(a)	570	571,048
4.50%, 01/16/29	807	805,697
4.65%, 01/07/28(a)	405	406,218
4.70%, 06/10/30	825	823,712
4.75%, 01/20/28(a)	890	894,359
4.85%, 03/05/27	470	472,000
4.85%, 06/11/29	620	624,580
4.90%, 06/11/27(a)	620	623,003
4.90%, 03/03/28	582	586,429
4.90%, 03/07/31	570	571,869
4.95%, 07/14/28(a)	1,205	1,217,254
5.15%, 09/08/26(a)	440	440,270
Series I, 3.90%, 03/09/29	380	373,610
Series I, 4.13%, 01/18/29	270	267,424
Series I, 4.20%, 03/10/31	445	433,368
Series I, 4.25%, 06/05/28	590	588,036
Series I, 4.38%, 04/15/31	375	367,096
Series I, 4.55%, 06/05/30	640	635,717
Nordson Corp., 4.50%, 12/15/29	505	498,542
Otis Worldwide Corp.
2.29%, 04/05/27(a)	325	320,456
2.57%, 02/15/30	1,205	1,112,032
4.49%, 05/07/29(a)	280	278,206
5.25%, 08/16/28	695	702,169
Regal Rexnord Corp.
6.05%, 04/15/28	975	993,696
6.30%, 02/15/30	865	894,154
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	700	698,159
4.70%, 09/15/28	1,050	1,048,254
4.90%, 05/29/30	455	453,571
Xylem, Inc./New York
1.95%, 01/30/28	405	389,977
2.25%, 01/30/31(a)	350	313,391
3.25%, 11/01/26(a)	440	438,935
		45,697,768
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26(a)	445	443,815
2.38%, 08/26/29	810	756,502
2.88%, 10/15/27	595	583,864

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
3.05%, 04/15/30(a)	$480	$450,326
3.38%, 03/01/29	680	658,109
3.63%, 09/14/28	510	500,798
4.80%, 03/15/30	465	464,459
Eaton Corp.
3.10%, 09/15/27	295	290,909
3.85%, 03/06/28	720	712,171
3.95%, 03/06/29	1,185	1,163,976
4.20%, 03/06/31	1,030	998,179
4.35%, 05/18/28(a)	480	479,073
Illinois Tool Works, Inc., 2.65%, 11/15/26(a)	832	828,074
Parker-Hannifin Corp.
3.25%, 03/01/27	545	541,841
3.25%, 06/14/29	815	782,675
4.25%, 09/15/27	920	917,983
4.50%, 09/15/29	820	814,878
Teledyne Technologies, Inc.
2.25%, 04/01/28	575	552,614
2.75%, 04/01/31	600	542,523
Textron, Inc.
2.45%, 03/15/31	355	317,428
3.00%, 06/01/30	435	405,606
		13,205,803
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,015	939,236
2.80%, 04/01/31	1,160	1,015,890
3.75%, 02/15/28	852	834,028
4.20%, 03/15/28	1,087	1,070,162
5.05%, 03/30/29	1,040	1,028,604
6.10%, 06/01/29	1,250	1,267,614
Comcast Corp.
1.50%, 02/15/31(a)	1,325	1,130,404
1.95%, 01/15/31	1,145	999,515
2.65%, 02/01/30	1,220	1,124,917
3.15%, 02/15/28	35	34,183
3.40%, 04/01/30	1,285	1,211,101
4.15%, 10/15/28	25	24,678
4.25%, 10/15/30	1,048	1,014,670
FactSet Research Systems, Inc., 2.90%, 03/01/27(a)	380	376,025
Fox Corp.
3.50%, 04/08/30	340	323,761
4.71%, 01/25/29	1,585	1,577,247
Space Exploration Technologies Corp., 5.35%, 07/15/31(b)	5,030	4,894,978
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	840	830,709
Walt Disney Co.(The)
2.00%, 09/01/29	1,640	1,517,426
2.20%, 01/13/28	785	761,312
2.65%, 01/13/31(a)	1,881	1,721,216
3.70%, 03/23/27(a)	435	432,993
3.75%, 03/14/29	775	759,203
3.80%, 03/22/30	970	941,085
4.00%, 03/14/31	1,125	1,087,163
		26,918,120
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	802	804,856
Security	Par (000)	Value
Mining (continued)
5.00%, 02/21/30	$730	$733,176
5.10%, 09/08/28	530	535,147
5.25%, 09/08/26	720	720,646
5.25%, 09/08/30	700	709,141
Freeport-McMoRan, Inc., 4.63%, 08/01/30	495	487,321
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	550	575,557
Rio Tinto Finance USA PLC
4.38%, 03/12/27	390	390,235
4.50%, 03/14/28	615	615,505
4.88%, 03/14/30	1,404	1,405,441
		6,977,025
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	795	790,120
3.25%, 02/15/29	600	571,408
3.28%, 12/01/28	502	481,815
4.25%, 04/01/28	450	444,132
5.10%, 03/01/30	345	341,339
		2,628,814
Oil & Gas — 2.5%
BP Capital Markets America, Inc.
1.75%, 08/10/30	765	680,079
3.02%, 01/16/27(a)	723	718,920
3.54%, 04/06/27	395	393,013
3.59%, 04/14/27	505	501,835
3.63%, 04/06/30	985	946,090
3.94%, 09/21/28(a)	765	754,556
4.23%, 11/06/28	1,525	1,511,895
4.70%, 04/10/29	960	961,001
4.87%, 11/25/29	517	518,916
4.97%, 10/17/29	660	664,470
5.02%, 11/17/27(a)	800	805,908
BP Capital Markets PLC
3.28%, 09/19/27	1,202	1,187,514
3.72%, 11/28/28	620	607,697
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	401	372,546
3.85%, 06/01/27(a)	1,005	999,066
5.00%, 12/15/29	580	582,931
Cenovus Energy, Inc., 4.65%, 03/20/31	415	406,719
Chevron Corp.
2.00%, 05/11/27(a)	895	878,933
2.24%, 05/11/30(a)	1,145	1,047,305
Chevron USA, Inc.
1.02%, 08/12/27	650	628,923
3.85%, 01/15/28	30	29,802
3.95%, 08/13/27	415	413,529
4.05%, 08/13/28(a)	430	427,609
4.30%, 10/15/30(a)	915	902,356
4.41%, 02/26/27	355	355,166
4.48%, 02/26/28	1,030	1,031,440
4.69%, 04/15/30	880	879,982
ConocoPhillips Co.
4.70%, 01/15/30	1,005	1,001,517
6.95%, 04/15/29	635	671,294
Continental Resources, Inc./OK, 4.38%, 01/15/28	825	818,433
Devon Energy Corp.
3.90%, 05/15/27(a)(b)	155	154,548
4.50%, 01/15/30	540	533,969

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy, Inc.
3.13%, 03/24/31	$500	$460,830
3.25%, 12/01/26	645	643,031
3.50%, 12/01/29	740	709,442
5.15%, 01/30/30	740	745,290
5.20%, 04/18/27	712	713,679
EOG Resources, Inc.
4.38%, 04/15/30	610	601,092
4.40%, 07/15/28	475	473,957
4.40%, 01/15/31	540	529,373
EQT Corp.
3.90%, 10/01/27	360	356,607
4.75%, 01/15/31	1,035	1,017,268
5.70%, 04/01/28	430	436,064
7.00%, 02/01/30	537	566,352
Equinor ASA
2.38%, 05/22/30	550	503,976
3.00%, 04/06/27(a)	275	272,525
3.13%, 04/06/30	1,015	959,096
3.63%, 09/10/28	725	712,935
4.25%, 06/02/28(a)	385	383,920
4.50%, 09/03/30(a)	550	545,304
Expand Energy Corp.
5.38%, 02/01/29	390	389,076
5.38%, 03/15/30	1,060	1,061,488
Exxon Mobil Corp.
2.28%, 08/16/26	870	869,476
2.44%, 08/16/29	1,005	945,420
2.61%, 10/15/30	1,341	1,236,665
3.29%, 03/19/27(a)	850	845,438
3.48%, 03/19/30	1,535	1,475,964
Hess Corp., 4.30%, 04/01/27	797	796,639
HF Sinclair Corp., 5.75%, 01/15/31	490	497,653
Marathon Petroleum Corp.
5.13%, 12/15/26	660	660,783
5.15%, 03/01/30	910	915,687
Occidental Petroleum Corp.
6.63%, 09/01/30	837	877,557
7.50%, 05/01/31	585	640,114
8.88%, 07/15/30	810	903,529
Phillips 66 Co.
2.15%, 12/15/30	645	574,103
3.15%, 12/15/29	475	450,498
3.90%, 03/15/28	675	666,874
4.95%, 12/01/27	590	592,628
5.25%, 06/15/31	915	923,993
Pioneer Natural Resources Co., 1.90%, 08/15/30	700	624,536
Shell Finance U.S., Inc.
2.38%, 11/07/29	885	825,006
2.75%, 04/06/30	1,005	935,970
4.13%, 11/06/30	859	837,981
Shell Finance US, Inc., 3.88%, 11/13/28	780	770,006
Shell International Finance BV, 2.50%, 09/12/26(a)	870	868,601
TotalEnergies Capital International SA
2.83%, 01/10/30	855	803,797
3.46%, 02/19/29(a)	990	963,938
TotalEnergies Capital SA, 3.88%, 10/11/28	765	756,637
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	1,145	1,117,297
Valero Energy Corp.
2.15%, 09/15/27	465	452,585
4.35%, 06/01/28	495	492,460
Security	Par (000)	Value
Oil & Gas (continued)
5.15%, 02/15/30	$570	$574,247
Viper Energy Partners LLC, 4.90%, 08/01/30	380	375,335
Woodside Finance Ltd.
4.90%, 05/19/28	430	430,656
5.40%, 05/19/30	1,000	1,010,852
		60,182,192
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	645	639,815
3.14%, 11/07/29	495	470,443
3.34%, 12/15/27	1,080	1,063,559
4.05%, 03/11/29(a)	275	270,221
4.35%, 06/15/31	610	592,550
4.49%, 05/01/30	445	438,814
Halliburton Co., 2.92%, 03/01/30(a)	806	753,009
NOV, Inc., 3.60%, 12/01/29(a)	460	441,168
Schlumberger Investment SA, 4.55%, 05/07/31	340	334,883
		5,004,462
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	440	403,887
2.69%, 05/25/31	645	579,771
4.25%, 03/08/29	280	276,036
4.80%, 03/17/28	475	475,849
5.10%, 03/17/30(a)	565	566,818
Amcor Group Finance PLC, 5.45%, 05/23/29	460	466,973
Berry Global, Inc.
5.50%, 04/15/28	465	471,039
5.80%, 06/15/31	300	308,591
Packaging Corp. of America
3.00%, 12/15/29	400	376,913
3.40%, 12/15/27	390	383,856
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	545	548,865
Sonoco Products Co.
3.13%, 05/01/30	425	396,319
4.45%, 09/01/26	245	245,002
4.60%, 09/01/29	510	504,259
WRKCo, Inc.
3.90%, 06/01/28	335	330,154
4.00%, 03/15/28	505	499,611
4.90%, 03/15/29(a)	580	580,557
		7,414,500
Pharmaceuticals — 4.6%
AbbVie, Inc.
3.20%, 11/21/29	4,328	4,126,641
3.78%, 03/03/28	815	806,055
4.13%, 03/15/31	1,105	1,070,883
4.25%, 11/14/28	1,425	1,415,959
4.65%, 03/15/28	990	992,541
4.80%, 03/15/27(a)	1,725	1,729,650
4.80%, 03/15/29	1,945	1,951,532
4.88%, 03/15/30	745	747,065
4.95%, 03/15/31(a)	1,590	1,596,396
Astrazeneca Finance LLC
1.75%, 05/28/28	1,025	977,403
2.25%, 05/28/31	470	417,518
4.00%, 03/02/31	370	357,493
4.80%, 02/26/27	995	997,870
4.85%, 02/26/29(a)	940	945,742

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/03/28	$820	$825,403
4.90%, 03/03/30	515	518,125
4.90%, 02/26/31(a)	825	827,844
AstraZeneca PLC
1.38%, 08/06/30	980	859,405
3.13%, 06/12/27	590	584,135
4.00%, 01/17/29	785	774,830
Becton Dickinson & Co.
1.96%, 02/11/31	735	643,247
2.82%, 05/20/30	610	565,219
3.70%, 06/06/27(a)	1,360	1,351,890
4.69%, 02/13/28	640	640,469
4.87%, 02/08/29	615	616,187
Bristol-Myers Squibb Co.
1.13%, 11/13/27	575	552,176
1.45%, 11/13/30	940	821,754
3.25%, 02/27/27(a)	480	477,207
3.40%, 07/26/29	1,195	1,155,491
3.45%, 11/15/27	510	504,150
5.10%, 02/22/31	1,045	1,055,988
5.75%, 02/01/31(a)	810	839,348
Cardinal Health, Inc.
3.41%, 06/15/27	960	951,878
4.50%, 09/15/30	440	432,416
4.70%, 11/15/26	495	495,860
5.00%, 11/15/29	685	687,811
5.13%, 02/15/29	540	544,229
Cencora, Inc.
2.70%, 03/15/31	780	706,550
2.80%, 05/15/30	453	419,918
3.45%, 12/15/27	630	620,770
3.95%, 02/13/29	365	358,128
4.25%, 11/15/30(a)	125	121,424
4.63%, 12/15/27(a)	435	435,436
4.85%, 12/15/29	470	470,487
CVS Health Corp.
1.30%, 08/21/27	1,795	1,735,728
1.75%, 08/21/30	970	855,366
1.88%, 02/28/31	945	822,416
3.00%, 08/15/26	650	649,653
3.25%, 08/15/29	1,350	1,288,774
3.63%, 04/01/27	635	631,482
3.75%, 04/01/30	1,165	1,117,900
4.30%, 03/25/28	3,795	3,771,842
5.00%, 01/30/29	835	839,805
5.13%, 02/21/30	1,125	1,130,654
5.25%, 01/30/31	643	648,700
5.40%, 06/01/29	810	822,635
5.55%, 06/01/31	320	326,383
Eli Lilly & Co.
3.38%, 03/15/29	690	670,552
4.00%, 10/15/28(a)	790	783,018
4.15%, 08/14/27(a)	580	578,980
4.15%, 05/20/29	385	381,251
4.20%, 08/14/29	810	801,756
4.25%, 03/15/31	520	509,106
4.38%, 05/20/31	1,025	1,006,641
4.50%, 02/09/27(a)	825	826,003
4.50%, 02/09/29	760	761,064
4.55%, 02/12/28(a)	725	726,909
4.75%, 02/12/30	950	952,387
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	$787	$762,497
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,417	1,404,184
4.50%, 04/15/30	660	655,579
Johnson & Johnson
0.95%, 09/01/27(a)	35	33,828
1.30%, 09/01/30	1,390	1,223,421
2.90%, 01/15/28	1,135	1,114,398
2.95%, 03/03/27(a)	860	853,858
4.50%, 03/01/27	575	575,388
4.55%, 03/01/28	595	597,647
4.70%, 03/01/30	885	889,959
4.80%, 06/01/29	915	925,306
4.90%, 06/01/31(a)	870	881,167
McKesson Corp.
1.30%, 08/15/26	485	484,467
4.25%, 09/15/29	465	458,318
4.65%, 05/30/30	525	521,311
Merck & Co., Inc.
1.45%, 06/24/30	939	830,053
1.70%, 06/10/27(a)	1,270	1,242,939
1.90%, 12/10/28(a)	985	928,555
3.40%, 03/07/29	1,465	1,424,183
3.85%, 09/15/27	545	542,205
3.85%, 03/15/29	350	344,047
4.05%, 05/17/28	370	367,945
4.15%, 09/15/30	550	537,743
4.15%, 03/15/31(a)	815	792,270
4.30%, 05/22/28	915	913,496
4.30%, 05/17/30	570	561,755
4.65%, 05/22/31	375	372,363
Mylan, Inc., 4.55%, 04/15/28	551	546,919
Novartis Capital Corp.
2.00%, 02/14/27	1,065	1,053,050
2.20%, 08/14/30	1,152	1,045,714
3.10%, 05/17/27	775	767,491
3.80%, 09/18/29	784	765,707
3.90%, 11/05/28	500	493,736
4.10%, 03/16/29(a)	620	612,728
4.10%, 11/05/30	1,310	1,273,364
4.40%, 03/18/31	1,475	1,449,584
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	3,105	3,096,598
4.65%, 05/19/30	2,287	2,272,883
Pfizer, Inc.
1.70%, 05/28/30	799	712,933
2.63%, 04/01/30	1,005	931,662
3.00%, 12/15/26	1,345	1,339,225
3.45%, 03/15/29	1,278	1,244,789
3.60%, 09/15/28(a)	680	668,820
3.88%, 11/15/27	330	328,063
4.20%, 11/15/30	735	718,194
Pharmacia LLC, 6.60%, 12/01/28	515	537,158
Sanofi SA, 3.63%, 06/19/28(a)	815	803,973
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	562	560,915
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	1,905	1,722,167
5.00%, 11/26/28	1,370	1,376,579

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/27	$580	$566,804
2.70%, 06/22/30	1,050	954,146
Zoetis, Inc.
2.00%, 05/15/30	570	512,379
3.00%, 09/12/27(a)	585	575,980
3.90%, 08/20/28	399	394,051
4.15%, 08/17/28	515	510,532
		108,704,554
Pipelines — 2.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	350	324,424
4.45%, 07/15/27(a)	345	344,840
4.80%, 05/03/29(a)	405	404,434
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	965	930,398
5.13%, 06/30/27	960	961,648
Cheniere Energy Partners LP
4.00%, 03/01/31	1,070	1,020,592
4.50%, 10/01/29	1,440	1,425,519
Cheniere Energy, Inc., 4.63%, 10/15/28	1,255	1,249,028
DCP Midstream Operating LP
5.13%, 05/15/29	515	517,672
5.63%, 07/15/27	420	423,134
Enbridge, Inc.
1.60%, 10/04/26(a)	348	346,224
3.13%, 11/15/29(a)	820	778,122
3.70%, 07/15/27	495	490,760
4.20%, 11/20/28	445	439,835
4.25%, 12/01/26	670	668,733
4.50%, 02/15/31	410	400,408
4.85%, 03/27/31	800	791,788
4.90%, 06/20/30	485	484,135
5.25%, 04/05/27(a)	435	437,252
5.30%, 04/05/29(a)	590	597,883
5.90%, 11/15/26(a)	590	591,958
6.00%, 11/15/28	585	601,004
6.20%, 11/15/30	610	636,549
Energy Transfer LP
3.75%, 05/15/30	1,080	1,033,684
4.00%, 10/01/27	605	600,945
4.15%, 09/15/29	475	464,839
4.20%, 04/15/27	550	549,271
4.40%, 03/15/27	610	609,952
4.55%, 01/15/31	640	625,827
4.95%, 05/15/28	655	657,089
4.95%, 06/15/28	855	858,067
5.20%, 04/01/30	455	457,833
5.25%, 04/15/29	1,140	1,150,025
5.25%, 07/01/29	885	894,971
5.50%, 06/01/27	720	724,116
5.55%, 02/15/28	800	809,741
6.05%, 12/01/26	795	798,318
6.10%, 12/01/28	420	431,725
6.40%, 12/01/30	750	786,786
Enterprise Products Operating LLC
2.80%, 01/31/30	960	898,873
3.13%, 07/31/29(a)	985	943,483
3.95%, 02/15/27(a)	502	501,213
4.15%, 10/16/28	800	793,006
4.30%, 06/20/28	735	731,497
Security	Par (000)	Value
Pipelines (continued)
4.60%, 01/11/27	$770	$770,829
4.60%, 01/15/31	1,045	1,033,460
Kinder Morgan, Inc.
1.75%, 11/15/26	365	362,305
2.00%, 02/15/31	90	79,027
4.30%, 03/01/28(a)	1,055	1,049,984
5.00%, 02/01/29	1,090	1,095,920
5.10%, 08/01/29	420	423,880
5.15%, 06/01/30	1,010	1,018,606
MPLX LP
2.65%, 08/15/30	1,180	1,078,439
4.00%, 03/15/28	1,007	995,757
4.13%, 03/01/27	1,130	1,125,788
4.25%, 12/01/27(a)	580	577,215
4.80%, 02/15/29	525	524,593
4.80%, 02/15/31	915	903,137
ONEOK, Inc.
3.10%, 03/15/30	595	557,022
3.25%, 06/01/30	380	356,207
3.40%, 09/01/29	580	556,353
4.00%, 07/13/27	440	438,355
4.25%, 09/24/27	440	438,476
4.35%, 03/15/29	570	563,103
4.40%, 10/15/29(a)	495	487,882
4.55%, 07/15/28	735	732,328
5.55%, 11/01/26	685	686,472
5.65%, 11/01/28	635	645,837
5.80%, 11/01/30	390	400,093
6.35%, 01/15/31	570	595,718
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	805	772,222
3.80%, 09/15/30	640	610,215
4.70%, 01/15/31	770	756,772
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	1,105	1,097,091
4.50%, 05/15/30	1,505	1,479,165
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	270	270,376
5.03%, 10/01/29	787	784,857
Spectra Energy Partners LP, 3.38%, 10/15/26	485	483,609
Targa Resources Corp.
4.35%, 01/15/29	575	568,755
4.35%, 04/15/31(a)	330	319,528
4.90%, 09/15/30	610	606,961
5.20%, 07/01/27	570	572,988
6.15%, 03/01/29	800	824,027
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	170	168,150
5.00%, 01/15/28	680	679,299
5.50%, 03/01/30	888	893,228
TransCanada PipeLines Ltd.
4.10%, 04/15/30	975	946,142
4.25%, 05/15/28	1,125	1,117,202
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	535	503,984
Western Midstream Operating LP
4.05%, 02/01/30	930	896,828
4.80%, 03/01/31	490	480,551
6.35%, 01/15/29	505	520,423

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Williams Companies, Inc.(The)
2.60%, 03/15/31	$1,250	$1,120,637
3.50%, 11/15/30	770	724,994
3.75%, 06/15/27	1,172	1,165,784
4.63%, 06/30/30	570	562,472
4.90%, 03/15/29	860	862,023
5.30%, 08/15/28	730	737,932
		68,210,602
Real Estate — 0.1%
CBRE Services, Inc.
2.50%, 04/01/31(a)	350	311,781
4.80%, 06/15/30	470	465,123
5.50%, 04/01/29	430	436,719
		1,213,623
Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	600	593,938
American Assets Trust LP, 3.38%, 02/01/31	390	353,656
American Homes 4 Rent LP
4.25%, 02/15/28	330	327,106
4.95%, 06/15/30	535	531,609
American Tower Corp.
1.45%, 09/15/26	520	518,233
1.50%, 01/31/28	550	524,674
1.88%, 10/15/30	630	554,618
2.10%, 06/15/30	538	482,410
2.70%, 04/15/31	255	229,735
2.75%, 01/15/27	650	644,094
2.90%, 01/15/30	705	658,635
3.38%, 10/15/26	805	802,648
3.55%, 07/15/27	645	639,837
3.60%, 01/15/28	485	477,809
3.65%, 03/15/27(a)	545	542,552
3.80%, 08/15/29	1,445	1,401,656
3.95%, 03/15/29	380	371,467
4.90%, 03/15/30	635	632,208
5.00%, 01/31/30	510	510,038
5.20%, 02/15/29	545	549,429
5.25%, 07/15/28	550	554,944
5.50%, 03/15/28	630	637,115
5.80%, 11/15/28	650	664,045
AvalonBay Communities, Inc.
2.30%, 03/01/30	570	522,840
2.45%, 01/15/31	432	390,217
Boston Properties LP
2.75%, 10/01/26	814	811,827
2.90%, 03/15/30	490	453,916
3.25%, 01/30/31(a)	906	835,138
3.40%, 06/21/29	650	622,695
4.50%, 12/01/28	750	744,567
6.75%, 12/01/27	575	589,478
Brixmor Operating Partnership LP
4.05%, 07/01/30	640	617,420
4.13%, 05/15/29	640	627,608
Camden Property Trust
2.80%, 05/15/30	580	538,435
3.15%, 07/01/29	480	459,476
5.85%, 11/03/26	425	426,131
Cousins Properties LP, 5.25%, 07/15/30	380	380,819
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle, Inc.
2.10%, 04/01/31	$790	$687,666
2.25%, 01/15/31	855	753,143
2.50%, 07/15/31	525	461,677
2.90%, 03/15/27	640	633,674
3.10%, 11/15/29	435	409,620
3.30%, 07/01/30	580	541,544
3.65%, 09/01/27	670	663,384
3.80%, 02/15/28	765	753,616
4.00%, 03/01/27	412	410,476
4.30%, 02/15/29	505	497,024
4.80%, 09/01/28	500	499,932
4.90%, 09/01/29	445	443,695
5.00%, 01/11/28	800	802,487
5.60%, 06/01/29	415	421,968
CubeSmart LP, 2.25%, 12/15/28	360	340,050
Digital Realty Trust LP
3.60%, 07/01/29	715	690,351
3.70%, 08/15/27	740	734,014
4.45%, 07/15/28	505	501,746
5.55%, 01/15/28	645	651,920
EPR Properties
3.75%, 08/15/29	370	356,218
4.75%, 11/15/30	415	403,404
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	695	670,778
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	880	859,328
5.25%, 08/15/31	450	446,622
Equinix, Inc.
1.55%, 03/15/28	675	642,029
1.80%, 07/15/27	280	272,989
2.15%, 07/15/30	830	740,964
2.50%, 05/15/31	800	707,460
2.90%, 11/18/26	545	542,012
3.20%, 11/18/29	955	902,483
5.00%, 08/15/29	450	449,099
ERP Operating LP
2.50%, 02/15/30	475	438,507
2.85%, 11/01/26	430	428,352
3.00%, 07/01/29	490	466,589
3.50%, 03/01/28	335	329,373
Essex Portfolio LP
3.00%, 01/15/30	460	431,355
4.00%, 03/01/29	410	401,663
Extra Space Storage LP
5.50%, 07/01/30	645	653,285
5.70%, 04/01/28	570	578,357
5.90%, 01/15/31	485	498,470
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	537	512,761
4.00%, 01/15/31	510	477,932
5.30%, 01/15/29	585	585,785
5.75%, 06/01/28	430	433,698
Healthcare Realty Holdings LP
2.00%, 03/15/31	600	521,677
3.10%, 02/15/30	515	481,564
3.75%, 07/01/27	320	317,861
Healthpeak OP LLC
2.13%, 12/01/28	440	415,085
2.88%, 01/15/31	445	405,802

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/30	$605	$566,221
3.50%, 07/15/29	515	495,619
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	540	511,574
Series I, 3.50%, 09/15/30	585	548,132
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	452	427,256
Kimco Realty OP LLC
2.70%, 10/01/30	310	285,466
2.80%, 10/01/26	465	464,100
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	415	414,017
Mid-America Apartments LP
3.60%, 06/01/27	405	402,757
3.95%, 03/15/29	465	455,673
NNN REIT, Inc., 4.60%, 02/15/31	400	392,753
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	500	459,480
3.63%, 10/01/29	465	444,059
4.50%, 04/01/27	570	569,209
4.75%, 01/15/28	365	364,190
5.20%, 07/01/30	505	502,338
Prologis LP
1.25%, 10/15/30	530	457,481
2.13%, 04/15/27	310	305,465
2.25%, 04/15/30	810	738,840
4.25%, 06/15/31	340	330,254
4.75%, 01/15/31(a)	345	343,626
4.88%, 06/15/28	555	558,482
Public Storage Operating Co.
1.50%, 11/09/26	495	491,637
1.85%, 05/01/28	470	449,355
1.95%, 11/09/28	410	386,556
2.30%, 05/01/31	460	409,200
3.09%, 09/15/27(a)	340	335,370
3.39%, 05/01/29	400	387,023
5.13%, 01/15/29	420	425,023
Realty Income Corp.
3.00%, 01/15/27	475	472,299
3.10%, 12/15/29	475	450,054
3.25%, 06/15/29	455	436,656
3.25%, 01/15/31	680	633,357
3.40%, 01/15/28	445	437,481
3.65%, 01/15/28	452	446,379
3.95%, 08/15/27	430	428,076
4.13%, 10/15/26	539	538,431
4.85%, 03/15/30	515	514,453
Regency Centers LP
3.60%, 02/01/27	365	363,831
3.70%, 06/15/30	500	478,538
SBA Communications Corp.
4.88%, 01/15/30	925	921,663
5.15%, 07/15/31	1,025	1,018,835
Simon Property Group LP
1.38%, 01/15/27(a)	445	439,331
1.75%, 02/01/28	585	561,613
2.20%, 02/01/31	570	507,822
2.45%, 09/13/29	1,070	999,945
2.65%, 07/15/30	445	410,117
3.25%, 11/30/26	615	613,094
3.38%, 06/15/27	520	516,021
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 12/01/27	$555	$546,808
4.30%, 01/15/31	670	652,519
4.38%, 10/01/30	590	579,054
Sun Communities Operating LP, 2.70%, 07/15/31	510	454,137
UDR, Inc., 3.20%, 01/15/30	515	486,352
Ventas Realty LP
3.00%, 01/15/30	540	505,908
4.00%, 03/01/28	435	430,268
4.40%, 01/15/29	560	554,439
4.75%, 11/15/30(a)	365	360,932
VICI Properties LP
4.75%, 02/15/28	945	943,221
4.95%, 02/15/30	780	770,785
Welltower OP LLC
2.05%, 01/15/29	400	375,802
2.70%, 02/15/27(a)	380	376,978
2.75%, 01/15/31(a)	450	410,838
2.80%, 06/01/31(a)	310	281,795
3.10%, 01/15/30	670	632,771
4.13%, 03/15/29(a)	400	394,163
4.25%, 04/15/28	540	536,941
4.50%, 07/01/30	805	793,739
Weyerhaeuser Co.
4.00%, 11/15/29	630	612,376
4.00%, 04/15/30	590	569,713
		82,871,203
Retail — 2.4%
AutoNation, Inc.
4.45%, 01/15/29	440	434,373
4.75%, 06/01/30	380	373,965
AutoZone, Inc.
1.65%, 01/15/31(a)	417	360,617
3.75%, 06/01/27	447	444,321
4.00%, 04/15/30(a)	855	826,804
4.95%, 07/15/31	400	397,361
5.10%, 07/15/29	460	464,536
5.13%, 06/15/30	465	467,244
6.25%, 11/01/28	410	422,548
Best Buy Co., Inc.
1.95%, 10/01/30	465	411,656
4.45%, 10/01/28	480	477,155
Costco Wholesale Corp.
1.38%, 06/20/27	1,000	974,254
1.60%, 04/20/30	1,342	1,204,268
3.00%, 05/18/27(a)	710	702,532
Darden Restaurants, Inc., 3.85%, 05/01/27(a)	347	345,180
Dollar General Corp.
3.50%, 04/03/30	745	706,111
4.13%, 05/01/28(a)	405	400,982
5.20%, 07/05/28	380	383,081
Dollar Tree, Inc., 4.20%, 05/15/28	1,047	1,037,760
Ferguson Enterprises, Inc., 4.35%, 03/15/31	570	554,290
Genuine Parts Co.
1.88%, 11/01/30	375	326,321
4.95%, 08/15/29	565	561,139
Home Depot, Inc.(The)
0.90%, 03/15/28(a)	410	388,451
1.38%, 03/15/31(a)	925	794,818
1.50%, 09/15/28	790	744,066
2.13%, 09/15/26	790	787,723
2.50%, 04/15/27	600	592,728

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.70%, 04/15/30	$1,417	$1,319,720
2.80%, 09/14/27	775	761,997
2.88%, 04/15/27(a)	660	654,214
2.95%, 06/15/29	1,315	1,258,285
3.75%, 09/15/28	300	295,985
3.90%, 12/06/28	852	842,303
3.95%, 09/15/30	285	276,672
4.75%, 06/25/29(a)	940	944,095
4.85%, 06/25/31	610	611,647
4.88%, 06/25/27	705	708,745
4.90%, 04/15/29	625	630,095
4.95%, 09/30/26	560	560,118
Lowe's Companies, Inc.
1.30%, 04/15/28	720	681,445
1.70%, 09/15/28	770	724,245
1.70%, 10/15/30	985	864,072
2.63%, 04/01/31	1,030	928,909
3.10%, 05/03/27	1,110	1,100,058
3.35%, 04/01/27	570	566,393
3.65%, 04/05/29	1,265	1,229,954
4.50%, 04/15/30	940	928,601
Lowe's Cos, Inc.
3.95%, 10/15/27	520	516,600
4.00%, 10/15/28	510	502,757
4.25%, 03/15/31	910	882,704
McDonald's Corp.
2.13%, 03/01/30	705	643,324
2.63%, 09/01/29	830	782,522
3.50%, 03/01/27(a)	767	763,608
3.50%, 07/01/27	880	873,784
3.60%, 07/01/30(a)	835	802,157
3.80%, 04/01/28	860	849,624
4.40%, 02/12/31	55	54,128
4.60%, 05/15/30	470	467,975
4.80%, 08/14/28(a)	480	482,009
5.00%, 05/17/29	410	413,781
O'Reilly Automotive, Inc.
1.75%, 03/15/31	365	316,503
3.60%, 09/01/27	565	559,742
3.90%, 06/01/29	450	439,522
4.20%, 04/01/30	410	399,414
4.35%, 06/01/28	420	417,357
5.75%, 11/20/26	610	611,844
Starbucks Corp.
2.00%, 03/12/27(a)	470	463,392
2.25%, 03/12/30	665	606,621
2.55%, 11/15/30(a)	935	849,393
3.50%, 03/01/28	475	467,051
3.55%, 08/15/29(a)	860	832,039
4.00%, 11/15/28	575	566,291
4.85%, 02/08/27(a)	747	748,758
Target Corp.
1.95%, 01/15/27(a)	760	752,687
2.35%, 02/15/30	590	544,661
3.38%, 04/15/29(a)	820	796,114
4.35%, 06/15/28(a)	385	384,281
TJX Companies, Inc.(The)
1.15%, 05/15/28	455	429,607
1.60%, 05/15/31	370	319,589
2.25%, 09/15/26	885	883,041
Tractor Supply Co., 1.75%, 11/01/30	530	462,849
Security	Par (000)	Value
Retail (continued)
Walmart, Inc.
1.05%, 09/17/26(a)	$960	$956,507
3.25%, 07/08/29(a)	340	330,729
3.70%, 06/26/28	1,085	1,072,599
3.90%, 04/15/28	655	650,478
4.00%, 04/30/29	210	207,517
4.00%, 04/15/30	340	334,000
4.10%, 04/28/27	565	564,787
4.15%, 04/30/31	810	793,394
4.35%, 04/28/30(a)	860	854,222
		57,121,799
Semiconductors — 2.4%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	175	174,564
Analog Devices, Inc.
1.70%, 10/01/28	550	517,371
3.50%, 12/05/26	730	728,576
4.25%, 06/15/28	730	726,523
4.50%, 06/15/30	545	539,474
Applied Materials, Inc.
1.75%, 06/01/30	620	553,858
3.30%, 04/01/27	980	973,748
4.00%, 01/15/31	485	468,495
4.80%, 06/15/29	565	567,938
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	589	579,426
Broadcom, Inc.
1.95%, 02/15/28	585	561,870
2.45%, 02/15/31	2,065	1,837,749
3.46%, 09/15/26	636	635,224
4.00%, 04/15/29	570	558,528
4.15%, 11/15/30	1,460	1,402,345
4.20%, 10/15/30	765	737,855
4.30%, 01/15/31	610	588,756
4.35%, 02/15/30	1,148	1,120,076
4.60%, 07/15/30	1,335	1,309,841
4.75%, 04/15/29	1,270	1,267,240
4.80%, 04/15/28	785	786,586
5.00%, 04/15/30	463	462,655
5.05%, 04/15/30	635	634,118
Intel Corp.
1.60%, 08/12/28	770	724,096
2.45%, 11/15/29	1,535	1,416,939
3.15%, 05/11/27	832	824,028
3.75%, 03/25/27	855	851,066
3.75%, 08/05/27	1,020	1,012,497
3.90%, 03/25/30	1,160	1,114,723
4.00%, 08/05/29	690	672,772
4.65%, 06/01/31	975	953,105
4.88%, 02/10/28	1,315	1,318,420
5.00%, 02/21/31	50	49,814
5.13%, 02/10/30	970	971,937
KLA Corp., 4.10%, 03/15/29	650	640,239
Lam Research Corp.
1.90%, 06/15/30	655	586,499
4.00%, 03/15/29	765	752,135
Marvell Technology, Inc.
2.45%, 04/15/28(a)	635	611,850
2.95%, 04/15/31	505	457,888
4.75%, 07/15/30	390	384,594
5.75%, 02/15/29	480	489,769

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Microchip Technology, Inc.
4.90%, 03/15/28	$635	$636,493
5.05%, 03/15/29	755	757,070
5.05%, 02/15/30	825	821,380
NVIDIA Corp.
1.55%, 06/15/28	975	925,407
2.00%, 06/15/31	240	210,867
2.85%, 04/01/30	1,215	1,137,964
3.20%, 09/16/26	380	379,388
4.25%, 06/15/28	2,295	2,284,339
4.35%, 06/15/29	2,285	2,262,673
4.50%, 06/15/31	3,670	3,590,799
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	475	481,753
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	735	652,299
3.15%, 05/01/27(a)	340	336,716
3.40%, 05/01/30	755	713,206
4.30%, 08/19/28	285	282,301
4.30%, 06/18/29	885	870,712
4.40%, 06/01/27	365	364,550
Qorvo, Inc., 4.38%, 10/15/29(a)	625	602,190
QUALCOMM, Inc.
1.30%, 05/20/28	876	828,102
2.15%, 05/20/30	930	842,425
3.25%, 05/20/27(a)	1,575	1,560,154
4.50%, 05/20/30	380	376,388
Texas Instruments, Inc.
1.13%, 09/15/26(a)	475	473,189
1.75%, 05/04/30	610	546,562
2.25%, 09/04/29(a)	600	558,573
2.90%, 11/03/27(a)	395	388,414
4.50%, 05/23/30	415	410,998
4.60%, 02/08/27	530	530,258
4.60%, 02/15/28(a)	560	560,967
4.60%, 02/08/29	505	505,409
Xilinx, Inc., 2.38%, 06/01/30	705	641,483
		57,098,216
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	540	511,800
3.48%, 12/01/27	340	334,494
4.20%, 05/01/30	375	363,850
5.35%, 01/15/30	400	403,944
		1,614,088
Software — 3.1%
Adobe, Inc.
2.15%, 02/01/27	735	727,634
2.30%, 02/01/30	1,090	1,001,616
4.75%, 01/17/28	590	592,502
4.80%, 04/04/29	535	538,019
4.85%, 04/04/27	415	415,890
4.95%, 01/17/30	490	492,656
Atlassian Corp., 5.25%, 05/15/29	420	420,350
Autodesk, Inc.
2.85%, 01/15/30	435	405,960
3.50%, 06/15/27(a)	402	398,894
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	670	594,116
2.90%, 12/01/29	550	513,186
Security	Par (000)	Value
Software (continued)
Cadence Design Systems, Inc.
4.20%, 09/10/27	$295	$293,909
4.30%, 09/10/29	840	827,642
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	575	547,921
2.25%, 03/01/31	565	497,156
4.45%, 03/10/28	1,045	1,039,234
4.55%, 03/10/29	1,795	1,778,406
4.80%, 03/10/31	1,588	1,558,983
Fiserv, Inc.
2.25%, 06/01/27	760	746,215
2.65%, 06/01/30(a)	815	743,164
3.50%, 07/01/29	2,350	2,253,315
4.20%, 10/01/28	813	800,468
4.55%, 02/15/31	745	720,878
4.75%, 03/15/30	670	660,138
5.35%, 03/15/31	355	354,806
5.38%, 08/21/28(a)	520	524,320
5.45%, 03/02/28	675	680,178
Intuit, Inc.
1.35%, 07/15/27(a)	465	451,917
1.65%, 07/15/30	405	357,873
4.95%, 06/15/31(a)	600	594,074
5.13%, 09/15/28	555	560,161
5.25%, 09/15/26	680	680,097
Microsoft Corp.
2.40%, 08/08/26	3,000	2,999,015
3.30%, 02/06/27(a)	40	39,814
3.40%, 09/15/26	610	609,316
Oracle Corp.
2.30%, 03/25/28	1,504	1,434,238
2.80%, 04/01/27(a)	1,717	1,695,389
2.88%, 03/25/31	2,215	1,931,602
2.95%, 04/01/30	2,530	2,276,580
3.25%, 11/15/27	2,065	2,016,883
3.25%, 05/15/30(a)	430	390,168
4.20%, 09/27/29	1,215	1,163,528
4.45%, 09/26/30	2,225	2,098,357
4.50%, 05/06/28	645	637,184
4.55%, 02/04/29	2,360	2,299,747
4.65%, 05/06/30	639	613,723
4.80%, 08/03/28	1,205	1,194,125
4.95%, 02/04/31(a)	2,765	2,641,288
6.15%, 11/09/29	1,050	1,061,236
Paychex, Inc., 5.10%, 04/15/30	1,160	1,160,288
Roper Technologies, Inc.
1.40%, 09/15/27	320	309,046
1.75%, 02/15/31	845	729,671
2.00%, 06/30/30(a)	490	436,666
2.95%, 09/15/29	582	550,233
3.80%, 12/15/26	616	614,708
4.20%, 09/15/28	630	622,874
4.25%, 09/15/28(a)	145	143,548
4.45%, 09/15/30(a)	385	376,818
4.50%, 10/15/29(a)	490	484,489
Salesforce, Inc.
1.50%, 07/15/28	835	787,346
3.70%, 04/11/28	1,230	1,213,413
4.50%, 03/15/28	2,455	2,449,340
4.65%, 03/15/29	5,475	5,450,871

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
ServiceNow, Inc.
1.40%, 09/01/30	$1,255	$1,092,105
4.25%, 05/15/28	210	208,924
Synopsys, Inc.
4.55%, 04/01/27	795	796,009
4.65%, 04/01/28	770	768,876
4.85%, 04/01/30	1,590	1,579,966
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	480	476,895
4.95%, 03/28/28	650	652,959
VMware LLC
1.40%, 08/15/26	1,295	1,293,507
1.80%, 08/15/28	580	548,049
4.70%, 05/15/30	580	573,580
Workday, Inc.
3.50%, 04/01/27	800	794,444
3.70%, 04/01/29	607	588,977
		72,577,473
Telecommunications — 3.1%
AT&T, Inc.
1.65%, 02/01/28	1,950	1,865,055
2.30%, 06/01/27	2,032	1,995,425
2.75%, 06/01/31	2,115	1,904,199
3.80%, 02/15/27(a)	695	692,411
4.10%, 02/15/28	1,446	1,432,806
4.25%, 03/01/27	520	519,555
4.30%, 02/15/30	2,500	2,444,770
4.35%, 03/01/29	2,410	2,379,943
4.40%, 04/30/31(a)	1,100	1,068,214
4.70%, 08/15/30	775	765,377
British Telecommunications PLC
5.13%, 12/04/28	490	492,898
9.63%, 12/15/30	2,085	2,435,608
Cisco Systems, Inc.
2.50%, 09/20/26(a)	1,173	1,170,102
4.55%, 02/24/28	785	786,036
4.75%, 02/24/30	800	800,354
4.80%, 02/26/27	1,675	1,679,035
4.85%, 02/26/29	1,872	1,883,600
4.95%, 02/26/31	1,875	1,884,609
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	2,640	2,937,310
Motorola Solutions, Inc.
2.30%, 11/15/30(a)	735	656,715
2.75%, 05/24/31	680	611,786
4.60%, 02/23/28	535	534,980
4.60%, 05/23/29(a)	695	690,784
4.85%, 08/15/30	495	491,009
Nokia OYJ, 4.38%, 06/12/27	350	348,231
Orange SA, 9.00%, 03/01/31	1,720	1,980,549
Rogers Communications, Inc.
2.90%, 11/15/26	255	253,905
3.20%, 03/15/27	1,100	1,091,399
5.00%, 02/15/29	1,085	1,086,269
Sprint Capital Corp., 6.88%, 11/15/28	1,840	1,919,835
Telefonica Emisiones SA, 4.10%, 03/08/27	746	742,870
Telefonica Europe BV, 8.25%, 09/15/30	955	1,059,046
TELUS Corp.
2.80%, 02/16/27	535	530,327
3.70%, 09/15/27	425	420,398
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/28	$1,455	$1,398,058
2.40%, 03/15/29	440	413,893
2.55%, 02/15/31	2,080	1,864,709
2.63%, 02/15/29	780	738,464
2.88%, 02/15/31	570	518,264
3.38%, 04/15/29	1,842	1,771,558
3.50%, 04/15/31	1,870	1,743,372
3.75%, 04/15/27	2,880	2,866,110
3.88%, 04/15/30	5,259	5,050,124
4.20%, 10/01/29	490	480,637
4.80%, 07/15/28	725	726,491
4.85%, 01/15/29	845	845,769
4.95%, 03/15/28	779	782,110
Verizon Communications, Inc.
1.50%, 09/18/30	910	793,333
1.68%, 10/30/30	775	678,468
1.75%, 01/20/31	1,530	1,332,857
2.10%, 03/22/28	1,697	1,630,043
2.55%, 03/21/31	2,779	2,498,230
3.15%, 03/22/30	1,122	1,056,042
3.88%, 02/08/29	800	783,784
4.02%, 12/03/29	2,650	2,585,176
4.13%, 03/16/27	113	112,802
4.33%, 09/21/28	1,037	1,029,619
7.75%, 12/01/30	475	525,351
Vodafone Group PLC, 4.80%, 06/18/31	755	741,632
		74,522,306
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	435	430,052
3.55%, 11/19/26	655	653,394
3.90%, 11/19/29	710	687,495
Mattel, Inc., 5.00%, 11/17/30(a)	445	440,928
		2,211,869
Transportation — 0.8%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	395	391,567
Canadian Pacific Railway Co.
1.75%, 12/02/26	785	778,143
2.05%, 03/05/30	385	349,915
4.00%, 06/01/28	470	465,525
4.00%, 03/15/29	370	363,298
4.80%, 03/30/30	440	438,964
CSX Corp.
2.60%, 11/01/26	615	612,567
3.25%, 06/01/27	694	687,742
3.80%, 03/01/28	615	608,595
4.25%, 03/15/29	710	703,620
FedEx Corp., 3.10%, 08/05/29	500	476,876
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	45	44,212
4.65%, 03/15/31(b)	795	773,916
GXO Logistics, Inc., 6.25%, 05/06/29	507	521,212
Norfolk Southern Corp.
2.30%, 05/15/31	335	297,873
3.80%, 08/01/28	505	497,821
5.05%, 08/01/30(a)	595	600,073
Ryder System, Inc.
5.00%, 09/15/31	380	377,194

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.25%, 06/01/28	$565	$570,161
5.38%, 03/15/29	390	395,477
5.65%, 03/01/28	375	380,316
Union Pacific Corp.
2.15%, 02/05/27	390	386,114
2.38%, 05/20/31	710	635,660
2.40%, 02/05/30	587	542,651
3.00%, 04/15/27(a)	395	391,620
3.70%, 03/01/29(a)	585	572,233
3.95%, 09/10/28	785	775,989
United Parcel Service, Inc.
2.40%, 11/15/26	444	441,855
3.05%, 11/15/27	800	787,147
3.40%, 03/15/29	630	611,244
4.45%, 04/01/30(a)	585	580,456
4.65%, 10/15/30	195	194,369
Walmart, Inc.
1.50%, 09/22/28	965	909,379
3.95%, 09/09/27	715	713,356
		17,877,140
Trucking & Leasing — 0.0%
GATX Corp.
4.00%, 06/30/30	385	372,078
4.70%, 04/01/29	405	403,361
		775,439
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	455	403,020
2.80%, 05/01/30	415	385,858
2.95%, 09/01/27	435	428,329
3.45%, 06/01/29(a)	437	422,236
3.75%, 09/01/28	515	506,082
4.63%, 06/01/29	20	19,922
Essential Utilities, Inc.
2.70%, 04/15/30	385	355,174
4.80%, 08/15/27	455	455,969
		2,976,590
Total Long-Term Investments — 98.7% (Cost: $2,357,988,240)		2,347,899,411
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	139,045,237	$139,086,951
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	32,250,000	32,250,000
Total Short-Term Securities — 7.2% (Cost: $171,282,258)		171,336,951
Total Investments — 105.9% (Cost: $2,529,270,498)		2,519,236,362
Liabilities in Excess of Other Assets — (5.9)%		(140,444,123)
Net Assets — 100.0%		$2,378,792,239

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,130,503	$41,987,884 (a)	$—	$(16,373)	$(15,063)	$139,086,951	139,045,237	$250,804 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,720,000	21,530,000 (a)	—	—	—	32,250,000	32,250,000	395,673	—
				$(16,373)	$(15,063)	$171,336,951		$646,477	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,347,899,411	$—	$2,347,899,411
Short-Term Securities
Money Market Funds	171,336,951	—	—	171,336,951
	$171,336,951	$2,347,899,411	$—	$2,519,236,362

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate